UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

March 31, 2009

Oppenheimer Strategic Income Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2009 Oppenheimer Management Strategic Income Commentaries and Fund Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Corporate Bonds & Notes—Top Ten Industries

Oil, Gas & Consumable Fuels	3.1%
Commercial Banks	2.3
Diversified Financial Services	1.9
Media	1.4
Electric Utilities	1.2
Diversified Telecommunication Services	1.2
Capital Markets	1.1
Thrifts & Mortgage Finance	0.8
Hotels, Restaurants & Leisure	0.7
Health Care Providers & Services	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
10 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009
Actual
Class A	$1,000.00	$850.40	$4.35
Class B	1,000.00	845.00	8.51
Class C	1,000.00	844.60	7.85
Class N	1,000.00	846.50	6.33
Class Y	1,000.00	850.70	3.42

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.24	4.75
Class B	1,000.00	1,015.76	9.29
Class C	1,000.00	1,016.45	8.58
Class N	1,000.00	1,018.10	6.92
Class Y	1,000.00	1,021.24	3.74
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.94%
Class B	1.84
Class C	1.70
Class N	1.37
Class Y	0.74
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.9%
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14[1]	$3,354,000	$1,892,078
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.002%, 5/25/34[2]	4,482,726	2,480,986
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.622%, 9/25/36[2]	2,190,000	1,539,637
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl. A2B, 0.622%, 5/26/36[2]	1,384,960	1,318,949
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12	665,000	517,846
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 0.586%, 5/15/13[2]	3,320,000	2,437,574
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 0.622%, 5/16/36[2]	1,414,714	1,348,834
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34	884,422	799,884
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.622%, 10/25/36[2]	1,784,779	1,580,177
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 0.622%, 11/25/36[2]	3,914,661	3,378,435
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[2]	2,010,000	1,626,392
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[2]	1,077,342	839,840
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.642%, 6/25/47[2]	4,054,000	2,687,831
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.786%, 12/15/35[2]	665,100	261,550
Series 2006-H, Cl. 2A1A, 0.706%, 11/15/36[2]	227,265	58,918
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[1,3,4]	15,000,000	150
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C, 4.405%, 11/11/09[1,3]	3,083,887	15,419
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[1,3,4]	2,730,094	—
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.612%, 7/25/36[2]	3,790,000	3,192,345
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.632%, 7/7/36[2]	1,940,000	1,595,127
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates, Series 2006-FFA, Cl. A3, 0.642%, 9/25/36[2]	2,528,833	524,524
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[1,3,4]	6,932,011	—
F1 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29[1]	$4,814,000	$2,301,712
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31	3,384,147	623,852
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35	2,662,000	787,415
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37	1,108,963	170,184
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.805%, 1/20/35[2]	1,453,220	1,000,690
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.655%, 3/20/36[2]	1,520,000	1,283,358
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 3.424%, 8/15/22[1,2]	20,040,000	8,016,000
Series 2007-1A, Cl. C, 4.724%, 8/15/22[1,2]	16,980,000	2,713,404
Series 2007-1A, Cl. D, 6.724%, 8/15/22[1,2]	16,980,000	2,333,052
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[2]	367,525	363,859
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	556,143	515,127
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 0.01%, 3/24/14[1,2]	4,046,827	10,117
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.622%, 8/25/36[2]	5,580,000	1,715,083
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.945%, 1/25/29[1,2]	4,475,119	570,578
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.622%, 7/1/36[2]	4,799,415	3,472,809
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[2]	1,734,673	1,538,050
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.622%, 9/25/36[2]	4,708,710	4,191,237
Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed Securities, Series 2007-BR2, Cl. A2, 0.752%, 2/25/37[2]	1,884,239	843,050
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 2.396%, 6/15/39[2]	6,323,000	1,756,622
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 18.284%, 6/7/11[1,2]	5,430,000	3,529,500
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C, 3.857%, 11/14/13[1,2]	1,234,747	987,798
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37	537,200	126,387
F2 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.622%, 7/25/36[2]	$2,377,183	$2,261,821

Total Asset-Backed Securities (Cost $164,003,230)		69,208,201

Mortgage-Backed Obligations—22.3%
Government Agency—11.5%
FHLMC/FNMA/Sponsored—11.2%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34	7,651,370	7,924,324
6%, 1/15/19-3/15/33	12,380,558	13,002,809
6%, 4/16/24[5]	5,750,000	6,022,228
6.50%, 4/15/18-8/15/32	6,842,940	7,245,437
7%, 8/15/21-10/1/31	5,413,064	5,856,144
7.50%, 2/15/32-4/25/36	6,607,298	7,201,174
8.50%, 8/15/31	411,274	448,735
10%, 5/15/20	153,088	174,160
10.50%, 6/14/20	166,771	192,896
11.50%, 11/14/16	61,640	65,931
12%, 6/14/10-6/15/17	299,143	322,305
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	6,239,467	6,620,442
Series 151, Cl. F, 9%, 5/15/21	12,552	12,558
Series 1562, Cl. Z, 7%, 7/15/23	320,090	338,720
Series 1590, Cl. IA, 1.613%, 10/15/23[2]	5,785,788	5,807,056
Series 1674, Cl. Z, 6.75%, 2/15/24	279,708	296,165
Series 2006-11, Cl. PS, 22.653%, 3/25/36[2]	2,622,852	3,169,512
Series 2034, Cl. Z, 6.50%, 2/15/28	55,559	59,309
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,980,129	4,201,017
Series 2053, Cl. Z, 6.50%, 4/15/28	54,295	57,666
Series 2116, Cl. ZA, 6%, 1/15/29	4,161,171	4,403,505
Series 2326, Cl. ZP, 6.50%, 6/15/31	879,423	927,599
Series 2344, Cl. FP, 1.506%, 8/15/31[2]	2,102,959	2,087,604
Series 2368, Cl. TG, 6%, 10/15/16	960,556	1,018,060
Series 2412, Cl. GF, 1.506%, 2/15/32[2]	4,679,505	4,645,549
Series 2427, Cl. ZM, 6.50%, 3/15/32	4,197,550	4,477,621
Series 2435, Cl. EQ, 6%, 5/15/31	3,889,221	3,963,281
Series 2451, Cl. FD, 1.556%, 3/15/32[2]	1,577,624	1,568,212
Series 2453, Cl. BD, 6%, 5/15/17	124,193	131,835
Series 2461, Cl. PZ, 6.50%, 6/15/32	306,689	327,743
Series 2464, Cl. FI, 1.556%, 2/15/32[2]	1,733,668	1,724,150
Series 2470, Cl. AF, 1.556%, 3/15/32[2]	2,655,493	2,669,639
Series 2470, Cl. LF, 1.556%, 2/15/32[2]	1,774,632	1,776,426
Series 2471, Cl. FD, 1.556%, 3/15/32[2]	3,218,457	3,227,208
Series 2475, Cl. FB, 1.556%, 2/15/32[2]	2,506,542	2,492,780
Series 2500, Cl. FD, 1.056%, 3/15/32[2]	566,062	552,186
F3 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2517, Cl. GF, 1.556%, 2/15/32[2]	$1,450,005	$1,449,492
Series 2526, Cl. FE, 0.956%, 6/15/29[2]	721,383	699,497
Series 2551, Cl. FD, 0.956%, 1/15/33[2]	556,733	544,654
Series 2641, Cl. CE, 3.50%, 9/15/25	1,513,746	1,517,571
Series 2676, Cl. KY, 5%, 9/15/23	2,516,000	2,673,892
Series 2676, Cl. TF, 1.156%, 1/15/32[2]	3,589,568	3,545,040
Series 2727, Cl. UA, 3.50%, 10/15/22	140,612	140,488
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,236,108
Series 2777, Cl. PJ, 4%, 5/15/24	234,611	234,541
Series 2857, Cl. MG, 5%, 9/1/34	5,125,000	5,378,572
Series 2934, Cl. NA, 5%, 4/15/24	1,909,243	1,933,400
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	2,952,017
Series 2947, Cl. HE, 5%, 3/1/35	4,120,000	4,330,152
Series 3025, Cl. SJ, 22.71%, 8/15/35[2]	2,795,764	3,396,123
Series 3035, Cl. DM, 5.50%, 11/15/25	5,079,474	5,170,473
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,253,119
Series 3094, Cl. HS, 22.344%, 6/15/34[2]	1,504,913	1,753,621
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 10.526%, 7/1/26[6]	2,228,593	301,037
Series 183, Cl. IO, 6.805%, 4/1/27[6]	889,178	118,733
Series 192, Cl. IO, 6.91%, 2/1/28[6]	396,895	51,731
Series 200, Cl. IO, 6.818%, 1/1/29[6]	490,643	62,541
Series 203, Cl. IO, (2.816)%, 6/1/29[6]	1,645,673	213,825
Series 205, Cl. IO, 6.941%, 9/1/29[6]	2,173,696	279,152
Series 206, Cl. IO, (14.479)%, 12/1/29[6]	671,272	109,657
Series 207, Cl. IO, (21.752)%, 4/1/30[6]	772,973	95,837
Series 2074, Cl. S, 40.655%, 7/17/28[6]	504,347	70,700
Series 2079, Cl. S, 49.559%, 7/17/28[6]	819,859	116,566
Series 208, Cl. IO, (8.744)%, 6/1/30[6]	1,427,424	177,396
Series 214, Cl. IO, (16.736)%, 6/1/31[6]	750,780	98,765
Series 216, Cl. IO, 2.787%, 12/1/31[6]	7,667,363	1,035,493
Series 224, Cl. IO, 0.281%, 3/1/33[6]	4,204,950	556,600
Series 243, Cl. 6, 14.656%, 12/15/32[6]	2,551,459	304,650
Series 2526, Cl. SE, 36.051%, 6/15/29[6]	1,303,540	156,459
Series 2802, Cl. AS, 99.999%, 4/15/33[6]	3,521,588	294,064
Series 2819, Cl. S, 46.124%, 6/15/34[6]	11,415,837	1,052,908
Series 2920, Cl. S, 69.335%, 1/15/35[6]	6,724,896	544,429
Series 3000, Cl. SE, 98.097%, 7/15/25[6]	8,667,293	811,937
Series 3004, Cl. SB, 99.999%, 7/15/35[6]	12,971,451	1,663,963
Series 3110, Cl. SL, 94.535%, 2/15/26[6]	2,498,163	201,591
Series 3146, Cl. SA, 47.625%, 4/15/36[6]	20,929,496	2,185,843
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 192, Cl. PO, 7.622%, 2/1/28[7]	396,895	322,805
Federal National Mortgage Assn.:
4.50%, 4/1/24[5]	63,500,000	65,385,188
F4 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn: Continued
5%, 11/25/21-12/25/21	$241,865	$251,447
5%, 4/1/24-4/1/39[5]	125,590,000	129,883,374
5.296%, 10/1/36	27,575,672	28,470,829
5.50%, 1/25/22-8/25/22	2,135,766	2,229,640
5.50%, 4/1/24-4/1/39[5]	137,218,000	142,495,383
6%, 4/1/24-4/1/39[5]	75,301,000	78,702,002
6.50%, 12/25/29-1/1/34	20,837,080	22,223,845
6.50%, 4/1/39[5]	7,343,000	7,734,250
7%, 11/1/17-9/25/34	30,531,167	32,879,103
7.50%, 6/25/10-1/1/33	11,078,798	12,025,160
8.50%, 7/1/32	81,439	89,431
9.50%, 4/25/20-4/8/21	87,295	96,548
11%, 11/8/15-2/25/26	293,803	343,834
13%, 6/25/15	69,251	82,712
15%, 5/9/13	161,170	185,515
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 39.342%, 12/25/41[6]	120,428,158	1,324,565
Trust 2001-T3, Cl. IO, 43.845%, 11/25/40[6]	14,264,808	239,817
Trust 2001-T4, Cl. IO, 28.465%, 7/25/41[6]	22,779,453	450,676
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	291,332	315,093
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,709,211	1,913,238
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,962,492	2,091,906
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	88,043	95,030
Trust 1999-54, Cl. LH, 6.50%, 11/25/29[8]	3,570,173	3,775,922
Trust 2001-19, Cl. Z, 6%, 5/1/31	2,113,941	2,232,180
Trust 2001-44, Cl. QC, 6%, 9/25/16	267,062	283,551
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	380,677	410,575
Trust 2001-65, Cl. F, 1.122%, 11/25/31[2]	3,594,028	3,563,798
Trust 2001-69, Cl. PF, 1.522%, 12/25/31[2]	3,894,194	3,873,107
Trust 2001-80, Cl. ZB, 6%, 1/25/32	4,110,334	4,341,213
Trust 2002-12, Cl. PG, 6%, 3/25/17	2,632,471	2,796,762
Trust 2002-19, Cl. PE, 6%, 4/25/17	1,473,442	1,564,255
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	3,931,440	4,188,774
Trust 2002-29, Cl. F, 1.522%, 4/25/32[2]	1,903,963	1,893,335
Trust 2002-60, Cl. FH, 1.522%, 8/25/32[2]	3,760,482	3,740,567
Trust 2002-64, Cl. FJ, 1.522%, 4/25/32[2]	584,759	579,001
Trust 2002-68, Cl. FH, 1.056%, 10/18/32[2]	1,211,528	1,191,289
Trust 2002-81, Cl. FM, 1.022%, 12/25/32[2]	2,236,134	2,199,462
Trust 2002-84, Cl. FB, 1.522%, 12/25/32[2]	371,422	369,454
Trust 2002-9, Cl. PC, 6%, 3/25/17	2,944,054	3,128,556
Trust 2003-11, Cl. FA, 1.522%, 9/25/32[2]	506,847	504,162
F5 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2003-116, Cl. FA, 0.922%, 11/25/33[2]	$712,189	$692,600
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	5,917,352
Trust 2003-3, Cl. FM, 1.022%, 4/25/33[2]	2,803,089	2,757,908
Trust 2003-81, Cl. PW, 4%, 3/25/25	1,515,469	1,517,596
Trust 2004-101, Cl. BG, 5%, 1/25/20	5,778,000	6,109,619
Trust 2004-52, Cl. JR, 4.50%, 7/25/24	2,143,705	2,144,289
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,648,308	1,730,412
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	3,800,000	4,045,091
Trust 2005-25, Cl. PS, 25.864%, 4/25/35[2]	1,003,940	1,195,918
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	2,985,613
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,510,000	3,664,537
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	960,000	1,024,381
Trust 2006-46, Cl. SW, 22.286%, 6/25/36[2]	3,846,335	4,579,753
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 51.37%, 11/18/31[6]	4,079,488	392,722
Trust 2001-63, Cl. SD, 21.453%, 12/18/31[6]	105,652	9,891
Trust 2001-68, Cl. SC, 16.285%, 11/25/31[6]	72,650	7,086
Trust 2001-81, Cl. S, 34.115%, 1/25/32[6]	954,116	90,866
Trust 2002-28, Cl. SA, 36.407%, 4/25/32[6]	686,466	70,006
Trust 2002-38, Cl. SO, 50.213%, 4/25/32[6]	607,103	64,456
Trust 2002-39, Cl. SD, 35.228%, 3/18/32[6]	944,560	102,696
Trust 2002-48, Cl. S, 33.065%, 7/25/32[6]	1,081,335	121,964
Trust 2002-52, Cl. SL, 34.04%, 9/25/32[6]	654,424	71,560
Trust 2002-53, Cl. SK, 33.627%, 4/25/32[6]	588,795	67,068
Trust 2002-56, Cl. SN, 35.815%, 7/25/32[6]	1,483,000	163,112
Trust 2002-65, Cl. SC, 58.766%, 6/25/26[6]	1,849,762	178,337
Trust 2002-77, Cl. IS, 42.167%, 12/18/32[6]	1,034,319	115,666
Trust 2002-77, Cl. SH, 39.415%, 12/18/32[6]	1,160,757	131,991
Trust 2002-89, Cl. S, 66.716%, 1/25/33[6]	6,268,558	592,183
Trust 2002-9, Cl. MS, 32.45%, 3/25/32[6]	1,289,585	147,473
Trust 2003-13, Cl. IO, 8.009%, 3/25/33[6]	4,569,225	529,043
Trust 2003-23, Cl. ES, 78.514%, 10/25/22[6]	21,978,140	1,816,590
Trust 2003-26, Cl. DI, 8.157%, 4/25/33[6]	2,987,022	331,387
Trust 2003-26, Cl. IK, 11.653%, 4/25/33[6]	523,468	58,085
Trust 2003-33, Cl. SP, 41.788%, 5/25/33[6]	4,454,347	458,110
Trust 2003-4, Cl. S, 46.573%, 2/25/33[6]	2,278,755	238,132
Trust 2003-46, Cl. IH, (12.636)%, 6/1/33[6]	900,820	86,017
Trust 2005-40, Cl. SA, 67.866%, 5/25/35[6]	10,303,482	849,540
Trust 2005-40, Cl. SB, 81.487%, 5/25/35[6]	4,642,387	492,371
Trust 2005-71, Cl. SA, 70.831%, 8/25/25[6]	5,456,466	582,111
Trust 2005-87, Cl. SE, 96.416%, 10/25/35[6]	46,589,480	3,451,926
Trust 2006-90, Cl. SX, 99.999%, 9/25/36[6]	9,628,687	867,161
Trust 221, Cl. 2, 14.881%, 5/1/23[6]	874,903	132,521
Trust 240, Cl. 2, 21.197%, 9/1/23[6]	1,449,553	190,907
Trust 247, Cl. 2, 2.983%, 10/1/23[6]	346,315	63,000
Trust 252, Cl. 2, 7.117%, 11/1/23[6]	103,297	15,527
F6 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2682, Cl. TQ, 99.999%, 10/15/33[6]	$4,409,208	$406,238
Trust 2981, Cl. BS, 99.999%, 5/15/35[6]	7,938,517	625,967
Trust 301, Cl. 2, (1.401)%, 4/1/29[6]	1,327,664	167,505
Trust 303, Cl. IO, 13.748%, 11/1/29[6]	762,842	126,882
Trust 313, Cl. 2, 14.567%, 6/1/31[6]	12,481,486	1,637,468
Trust 319, Cl. 2, (0.747)%, 2/1/32[6]	79,232	10,079
Trust 321, Cl. 2, 3.089%, 4/1/32[6]	6,492,196	840,750
Trust 324, Cl. 2, (1.433)%, 7/1/32[6]	4,653,320	594,720
Trust 328, Cl. 2, (6.09)%, 12/1/32[6]	11,436,865	1,492,041
Trust 331, Cl. 5, 9.072%, 2/1/33[6]	5,440,315	641,010
Trust 334, Cl. 10, 10.546%, 2/1/33[6]	4,428,988	621,358
Trust 334, Cl. 12, 4.897%, 2/1/33[6]	6,799,502	945,097
Trust 334, Cl. 3, 4.407%, 7/1/33[6]	1,794,017	206,084
Trust 334, Cl. 5, 4.481%, 5/1/33[6]	3,231,058	378,109
Trust 339, Cl. 7, 6.645%, 7/1/33[6]	16,168,414	1,882,597
Trust 339, Cl. 8, 6.366%, 8/1/33[6]	1,003,632	116,988
Trust 342, Cl. 2, (1.847)%, 9/1/33[6]	1,457,051	188,514
Trust 344, Cl. 2, 1.575%, 12/1/33[6]	7,203,292	918,447
Trust 345, Cl. 9, 8.568%, 1/1/34[6]	5,813,326	696,807
Trust 351, Cl. 10, 9.127%, 4/1/34[6]	1,693,265	189,760
Trust 351, Cl. 11, 9.585%, 11/1/34[6]	911,860	103,858
Trust 351, Cl. 8, 9.503%, 4/1/34[6]	2,748,934	306,998
Trust 356, Cl. 10, 9.215%, 6/1/35[6]	2,432,199	267,494
Trust 356, Cl. 12, 9.365%, 2/1/35[6]	1,256,063	136,951
Trust 362, Cl. 12, 7.012%, 8/1/35[6]	149,322	20,006
Trust 362, Cl. 13, 11.362%, 8/1/35[6]	157,528	21,050
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 8.176%, 4/1/32[7]	14,308,840	13,200,593
Trust 324, Cl. 1, 7.986%, 7/1/32[7]	1,161,969	1,080,962
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 20.638%, 9/15/22[6]	12,432,427	216,176
Series 1995-2B, Cl. 2IO, 17.395%, 6/15/25[6]	831,393	30,182
Series 1995-3, Cl. 1IO, 10.888%, 9/15/25[6]	28,344,687	376,766

		811,494,008

GNMA/Guaranteed—0.3%
Government National Mortgage Assn.:
4.625%, 7/1/27[2]	7,294	7,332
7%, 1/29/28-2/8/30	1,915,955	2,056,122
8%, 1/29/28-9/29/28	723,077	786,233
11%, 11/8/19	15,772	17,625
12%, 12/9/13-9/1/15	28,293	32,463
F7 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn.: Continued
12.50%, 12/29/13-11/29/15	$834,978	$903,201
13%, 10/30/15	1,245,637	1,409,945
13.50%, 6/30/15	1,761,813	2,026,162
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	7,524,551	8,236,543
Series 2000-12, Cl. ZA, 8%, 2/16/30	3,249,866	3,433,016
Series 2000-7, Cl. Z, 8%, 1/16/30	3,796,589	4,010,484
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 36.146%, 7/16/28[6]	1,632,134	229,151
Series 1998-6, Cl. SA, 55.24%, 3/16/28[6]	1,010,040	125,621
Series 2006-47, Cl. SA, 72.129%, 8/16/36[6]	12,158,242	1,286,599

		24,560,497

Non-Agency—10.8%
Commercial—4.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	10,030,000	4,492,469
Series 2008-1, Cl. A4, 6.165%, 12/1/17[2]	9,480,000	6,935,478
Series 2008-1, Cl. AM, 6.208%, 1/1/18[2]	7,805,000	3,532,600
Series 2008-1, Cl. AJ, 6.208%, 1/1/18[2]	2,380,000	575,264
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, (5.866)%, 6/22/24[6]	2,985,540	82,679
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B, 0.622%, 9/25/36[2]	495,854	487,763
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	9,286,000	7,567,313
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 5.55%, 12/20/35[2]	529,981	288,303
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.725%, 3/1/49[2]	7,470,000	5,625,492
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	27,603,000	22,202,161
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49	6,760,000	1,451,442
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13, 0.972%, 10/25/36[2]	6,274,883	2,125,612
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[2]	3,960,000	2,389,411
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	15,448,677	10,662,821
F8 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2007-RS1, Cl. A2, 1.02%, 1/27/37[1,2]	$4,163,000	$1,068,070
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	4,896,750	2,893,956
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.064%, 10/15/30[1,2]	36,400,000	3,640,000
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	3,335,912	3,150,067
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.13%, 11/1/37[2]	14,014,178	7,567,429
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	3,508,420	3,494,562
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 7.005%, 5/15/30[1,2]	2,000,000	1,994,768
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17	19,185,000	13,859,442
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	4,950,000	3,731,980
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2, 5.294%, 1/1/36[2]	1,496,894	454,733
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	14,355,000	9,311,546
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	16,086,000	7,197,771
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	1,590,000	371,241
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	21,180,000	10,260,033
Series 2008-C2, Cl. AM, 6.579%, 2/1/51	12,600,000	3,044,572
Series 2008-C2, Cl. AJ, 6.579%, 2/1/51[2]	8,100,000	1,465,736
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	11,190,000	7,597,184
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,220,000	7,408,267
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,275,000	4,459,848
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32	13,067,101	13,144,551
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 3A4, 5.678%, 4/1/36[2]	7,010,097	2,039,726
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.798%, 1/1/37[2]	3,127,809	1,779,209
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32	8,115,000	8,138,164
F9 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg. Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25	$9,093,906	$9,211,112
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.15%, 4/11/41[2]	6,640,000	3,150,559
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1]	399,127	317,533
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	3,476,653	2,941,117
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 0.972%, 10/25/36[2]	16,160,503	10,310,831
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed Certificates, Series 2005-A9, Cl. 4A1, 5.494%, 12/1/35[2]	9,339,771	6,044,606
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.657%, 5/1/39[2]	2,980,000	833,391
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	8,700,000	6,080,507
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	197,413	197,369
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 5.38%, 4/25/35[2]	399,135	90,196
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	4,873,590	2,027,346
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	2,838,267	1,617,992
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36	4,450,571	2,069,582
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.825%, 2/1/37[2]	30,854,919	16,277,229
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates, Series 2002-AR3, Cl. A2, 1.306%, 9/19/32[1,2]	1,701,173	969,669
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,083,000	1,812,585
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.902%, 2/1/51[2]	14,700,000	9,071,740
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. AJ, 5.952%, 5/1/46[2]	6,690,000	1,346,567
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A7, 5.609%, 11/1/36[2]	4,165,455	943,030
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 2.662%, 11/1/46[1,2]	3,926,267	1,223,032
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.695%, 2/25/37[1,2]	7,023,875	1,264,297
Series 2007-HY1, Cl. 2A4, 5.845%, 2/1/37[2]	1,655,055	666,526
F10 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.66%, 3/1/37[2]	$9,588,350	$2,427,529
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[2]	2,005,217	1,150,399
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 1.772%, 4/1/47[1,2]	2,749,369	751,952
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass-Through Certificates, Series 2004-U, Cl. A1, 5.004%, 10/1/34[2]	2,741,731	1,991,089
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 4.008%, 10/1/34[2]	8,836,477	6,877,680
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 4.542%, 11/1/34[2]	3,086,991	1,401,299
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 4.544%, 2/1/35[2]	15,830,793	12,200,719
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 5.068%, 4/25/36[2]	9,936,420	6,495,896

		298,255,042

Manufactured Housing—0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.097%, 9/25/36[2]	16,098,672	10,135,097
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.084%, 3/25/36[2]	4,600,908	2,646,088

		12,781,185

Multifamily—0.3%
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 5.145%, 1/19/34[2]	9,885,702	7,717,915
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.485%, 2/1/35[2]	3,623,606	2,483,490
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.627%, 7/25/36[2]	6,950,892	3,890,334
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[2]	6,685,732	4,344,914

		18,436,653

Other—0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.726%, 2/25/32[2]	4,688,890	3,592,270
F11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential—6.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.812%, 8/1/17[2]	$16,580,000	$6,743,721
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 4.301%, 5/1/34[1,2]	12,754,529	8,354,216
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 5.017%, 11/1/34[2]	7,857,632	6,087,155
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36	10,650,000	5,492,035
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.567%, 2/1/37[2]	9,195,202	7,448,701
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	9,067,599	8,528,253
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35	8,186,344	6,065,548
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates, Series 2005-31, Cl. 2A4, 5.473%, 1/1/36[1,2]	3,555,662	911,451
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	5,301,000	4,048,560
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 5.617%, 6/1/47[1,2]	8,107,802	3,972,823
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.08%, 9/1/47[2]	39,799,019	20,268,184
Series 2007-HY4, Cl. 1A2, 6.08%, 9/1/47[1,2]	9,740,422	1,461,063
Series 2007-HY4, Cl. 2A2, 6.237%, 11/1/37[1,2]	2,102,657	315,399
Series 2007-HY4, Cl. 3A2, 6.388%, 11/1/37[1,2]	2,262,591	339,389
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.929%, 9/1/37[1,2]	10,556,140	2,533,474
Series 2007-HY5, Cl. 2A2, 6.001%, 9/1/37[1,2]	2,733,940	656,146
Series 2007-HY5, Cl. 3A2, 6.197%, 9/1/37[1,2]	6,730,071	1,615,217
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A2, 5.70%, 8/1/12[2]	2,810,000	2,366,853
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 4.949%, 5/1/35[1,2]	10,167,309	6,569,432
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.196%, 8/1/35[2]	20,345,362	11,252,344
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36[1,2]	10,771,720	2,349,673
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.537%, 3/1/36[2]	22,283,808	12,142,759
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36[1]	9,619,663	4,396,302
F12 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	$14,345,000	$6,290,980
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	7,846,208	5,844,727
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	5,707,195	5,046,519
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	1,066,966	960,375
CWALT Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37[1]	37,139,509	17,130,175
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 4.48%, 5/1/34[2]	8,998,731	6,530,826
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 4.129%, 9/1/35[2]	25,476,605	17,407,053
Series 2005-AR6, Cl. 3A1, 4.559%, 9/25/35[2]	11,865,446	8,571,939
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1, 5.346%, 11/25/35[2]	8,780,840	5,373,292
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.815%, 3/1/37[1,2]	9,004,409	4,952,425
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 5.137%, 11/1/33[2]	5,289,201	3,662,108
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 5.298%, 7/1/35[1,2]	15,516,841	9,169,196
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3, 6.008%, 5/1/37[1,2]	4,488,566	644,558
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[2]	26,810,000	12,211,301
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	1,515,655	1,155,699
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 5.012%, 4/1/36[2]	8,228,779	4,652,219
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.078%, 10/25/36[2]	15,407,250	10,901,022
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.807%, 9/1/37[2]	6,262,973	5,150,928
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	2,208,128	1,975,276
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	11,070,858	6,673,505
F13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	$697,347	$635,126
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	4,450,784	2,012,648
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,429,000	3,675,971
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	15,100,076	10,512,837
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates, 5.764%, 7/1/37[1,2]	7,877,157	884,605
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31	93,034	92,476
Series 2000-UP1, Cl. A2, 8%, 9/25/30	330,723	290,103
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18	2,294,615	2,290,537
WaMu Asset-Backed Certificates 2005-AR12 Trust, Mtg. Asset-Backed Certificates, Series 2007-AR12, Cl. 1A8, 4.83%, 10/1/35[2]	9,546,056	6,212,366
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.485%, 9/25/33[2]	4,224,925	3,489,595
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.931%, 9/1/36[2]	10,881,701	8,528,699
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 2A4, 5.748%, 11/1/36[1,2]	1,262,613	290,395
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.414%, 2/1/37[2]	47,997,917	26,209,858
Series 2007-HY1, Cl. 5A1, 5.751%, 2/1/37[2]	28,052,445	15,020,348
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1, 5.588%, 12/1/36[2]	32,515,809	16,263,266
Series 2007-HY2, Cl. 1A2, 5.588%, 12/1/36[1,2]	3,878,294	959,624
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.334%, 3/1/37[2]	30,910,283	17,068,006
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.506%, 9/25/36[2]	27,332,284	15,181,288
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.678%, 6/25/37[2]	14,429,310	7,549,580
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.831%, 7/1/37[2]	7,804,574	3,573,183
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.265%, 7/1/35[2]	5,324,763	3,805,901
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.466%, 10/1/35[2]	5,811,746	4,058,646
F14 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.735%, 7/1/36[1,2]	$2,437,161		$487,432
Series 2006-AR10, Cl. 4A2, 5.557%, 7/1/36[1,2]	8,549,607		1,709,921
Series 2006-AR10, Cl. 5A3, 5.593%, 7/1/36[2]	4,223,212		2,195,461
Series 2006-AR10, Cl. 5A6, 5.593%, 7/1/36[2]	42,682,710		22,529,569
Series 2006-AR10, Cl. 2A2, 5.627%, 7/1/36[1,2]	5,914,478		1,182,896
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A4, 5.751%, 9/1/36[2]	29,050,000		15,233,187
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.24%, 4/1/36[2]	6,542,295		3,733,144

			453,899,489

Total Mortgage-Backed Obligations (Cost $2,084,494,322)			1,623,019,144
U.S. Government Obligations—9.7%
Fannie Mae Nts., 2.75%, 3/13/14[9]	25,310,000		25,653,457
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13[9]	22,230,000		23,220,858
Federal Home Loan Mortgage Corp. Unsec. Nts., 2.50%, 1/7/14[9]	47,035,000		47,141,628
Federal National Mortgage Assn. Unsec. Nts., 4.625%, 10/15/14[8,9]	23,490,000		25,912,453
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.135%, 1/15/21[10]	53,130,000		32,752,148
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16[10]	11,271,000		9,449,821
U.S. Treasury Inflationary Index Nts., 0.625%, 4/15/13[11,12]	547,860,000		542,661,326

Total U.S. Government Obligations (Cost $654,529,121)			706,791,691
Foreign Government Obligations—23.1%
Argentina—0.2%
Argentina (Republic of) Bonds:
1.683%, 8/3/12[2]	11,814,501		5,566,281
Series GDP, 1.626%, 12/15/35[2]	23,710,000		765,833
Series V, 7%, 3/28/11	4,160,000		1,724,378
Series VII, 7%, 9/12/13	1,205,000		396,696
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	8,040,000		1,861,260
Argentina (Republic of) Sr. Unsecured Nts., 15.40%, 1/30/14[2]	60,707,210	ARP	6,541,725

			16,856,173
Australia—0.1%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	2,880,000	AUD	2,108,793
Series 14, 5.50%, 8/1/14	4,190,000	AUD	3,007,021

			5,115,814
F15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	4,700,000	EUR	$6,661,690
Brazil—3.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[13]	13,550,000		12,957,188
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	34,465,000		34,551,163
8%, 1/15/18	15,785,000		17,300,360
8.75%, 2/4/25	1,815,000		2,078,175
8.875%, 10/14/19	12,055,000		14,224,900
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	58,026,000	BRR	25,567,573
10%, 1/1/12	88,414,000	BRR	38,074,896
10%, 1/1/14	36,620,000	BRR	14,697,180
10%, 1/1/17	161,211,000	BRR	60,997,412
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	7,950,000		8,824,500
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	8,080,000		7,898,200

			237,171,547

Bulgaria—0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15	7,080,000		7,150,800
8.25%, 1/15/15[13]	6,790,000		6,857,900

			14,008,700

Canada—0.2%
Canada (Government of) Bonds:
3.50%, 6/1/13	5,380,000	CAD	4,589,514
5%, 6/1/37	5,655,000	CAD	5,629,883
Canada (Government of) Nts.:
3.75%, 6/1/10	4,040,000	CAD	3,318,677
4.25%, 6/1/18	2,460,000	CAD	2,208,459

			15,746,533

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[1]	9,427,000,000	COP	3,138,535
Colombia (Republic of) Bonds:
7.375%, 9/18/37	10,402,000		9,335,795
12%, 10/22/15	24,649,000,000	COP	11,031,680
Colombia (Republic of) Nts., 11.75%, 3/1/10	5,175,000,000	COP	2,099,262
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	4,850,000		4,862,125
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14[13]	4,210,000		3,936,350

			34,403,747
F16 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Denmark—0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13	32,535,000	DKK	$6,338,416
Egypt—0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[13]	62,285,000	EGP	9,619,732
France—1.1%
France (Government of) Bonds, 4.25%, 10/25/18	30,940,000	EUR	43,381,977
France (Government of) Treasury Nts., 3.75%, 1/12/13	24,755,000	EUR	34,595,233

			77,977,210

Germany—1.2%
Germany (Federal Republic of) Bonds:
5.50%, 1/4/31	10,105,000	EUR	16,089,165
Series 03, 3.75%, 7/4/13	18,410,000	EUR	26,044,572
Series 05, 4%, 1/4/37	35,030,000	EUR	46,941,233

			89,074,970

Greece—0.6%
Greece (Republic of) Bonds, 4.60%, 5/20/13	33,866,000	EUR	45,466,928
Hungary—0.3%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12	4,129,000,000	HUF	14,497,590
Series 14/C, 5.50%, 2/12/14	1,217,700,000	HUF	3,905,496

			18,403,086

Indonesia—0.7%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[13]	3,487,000		3,225,475
6.875%, 1/17/18[13]	15,300,000		12,393,000
7.25%, 4/20/15[13]	10,273,000		9,502,525
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[13]	310,000		241,800
10.375%, 5/4/14[13]	3,840,000		4,022,400
11.625%, 3/4/19[13]	9,909,000		10,825,583
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[13]	13,940,000		11,849,000

			52,059,783

Israel—0.6%
Israel (State of) Bonds:
5.125%, 3/26/19	6,335,000		6,392,591
5.50%, 2/28/17	60,080,000	ILS	15,597,021
Series 2682, 7.50%, 3/31/14	68,180,000	ILS	19,443,217

			41,432,829
F17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Italy—0.5%
Buoni Poliennali Del Tes Bonds:
3.75%, 2/1/11	10,975,000	EUR	$15,077,921
3.75%, 12/15/13	16,066,000	EUR	21,814,941

			36,892,862

Japan—4.2%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10	8,447,000,000	JPY	85,923,275
5 yr., Series 72, 1.50%, 6/20/13	9,693,000,000	JPY	101,175,492
10 yr., Series 279, 2%, 3/20/16	1,578,000,000	JPY	17,061,403
10 yr., Series 282, 1.70%, 9/20/16	4,417,000,000	JPY	46,839,120
20 yr., Series 61, 1%, 3/20/23	2,627,000,000	JPY	24,211,872
20 yr., Series 73, 2%, 12/20/24	1,970,000,000	JPY	20,401,745
20 yr., Series 75, 2.10%, 3/20/25	1,095,000,000	JPY	11,473,578

			307,086,485

Korea, Republic of South—0.1%
Export-Import Bank of Korea (The), 8.125% Sr. Nts., 1/21/14	8,100,000		8,384,294
Mexico—1.6%
United Mexican States Bonds:
5.625%, 1/15/17[1]	2,860,000		2,811,380
Series A, 6.375%, 1/16/13	9,990,000		10,589,400
Series MI10, 8%, 12/19/13	319,920,000	MXN	23,317,484
Series M20, 10%, 12/5/24[2]	205,000,000	MXN	17,069,213
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40	4,855,000		4,175,300
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14	11,175,000		11,594,063
United Mexican States Treasury Bills, Series BI, 8.15%, 4/2/09[10]	674,000,000	MXN	47,573,235

			117,130,075

Nigeria—0.0%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10	719,052		563,853
Nigeria (Federal Republic of) Treasury Bills, Series 364, 9.30%, 4/9/09[10]	440,900,000	NGN	2,976,447

			3,540,300

Norway—0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	19,580,000	NOK	3,338,480
Panama—0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36	7,375,000		6,508,438
7.25%, 3/15/15	29,953,000		30,701,825
F18 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Panama Continued
Panama (Republic of) Bonds: Continued
8.875%, 9/30/27	$4,925,000		$5,225,425
9.375%, 4/1/29	5,500,000		6,063,750

			48,499,438

Peru—1.3%
Peru (Republic of) Bonds:
7.84%, 8/12/20	61,210,000	PEN	21,277,272
9.91%, 5/5/15	70,149,000	PEN	26,829,274
Series 7, 8.60%, 8/12/17	71,402,000	PEN	26,307,430
Series 8-1, 12.25%, 8/10/11	9,850,000	PEN	3,580,005
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16[10]	14,029,589		9,837,548
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19	3,797,000		3,853,955

			91,685,484

Philippines—0.2%
Philippines (Republic of the) Bonds:
8%, 1/15/16	7,090,000		7,843,313
8.375%, 2/15/11	5,050,000		5,488,845
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13	930,000		1,069,500

			14,401,658

Poland—0.1%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	8,880,000	PLZ	2,409,425
Series 0413, 5.25%, 4/25/13	24,030,000	PLZ	6,737,561

			9,146,986

Sweden—0.1%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15	56,990,000	SEK	7,713,140
The Netherlands—0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	7,280,000	EUR	10,386,044
Turkey—3.2%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	11,135,000		10,299,875
7%, 9/26/16	20,140,000		19,435,100
7%, 3/11/19	3,315,000		3,091,238
14%, 1/19/11[2]	38,490,000	TRY	22,974,786
14.559%, 11/3/10[10]	34,400,000	TRY	16,716,941
15.861%, 10/7/09[10]	46,140,000	TRY	26,093,970
15.895%, 6/23/10[10]	21,410,000	TRY	10,988,085
16%, 3/7/12[2]	89,400,000	TRY	54,841,678
F19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Turkey Continued
Turkey (Republic of) Bonds: Continued
18.139%, 1/13/10[10]	74,380,000	TRY	$40,656,370
Series CPI, 11.957%, 2/15/12[2]	16,920,000	TRY	11,334,483
Series CPI, 12.463%, 8/14/13[2]	3,745,000	TRY	2,270,510
Turkey (Republic of) Nts., 7.25%, 3/15/15	10,915,000		10,860,425

			229,563,461

United Kingdom—0.8%
United Kingdom Bonds, 4.50%, 3/7/19	2,950,000	GBP	4,700,512
United Kingdom Treasury Bills, 0.425%, 5/26/09[10]	11,800,000	GBP	16,915,452
United Kingdom Treasury Bonds:
4.75%, 12/7/38	14,320,000	GBP	22,580,187
5%, 3/7/18	7,155,000	GBP	11,905,118

			56,101,269

Uruguay—0.5%
Uruguay (Oriental Republic of) Bonds:
4.82%, 4/5/2	167,100,000	UYU	3,661,854
7.625%, 3/21/36	8,155,000		6,564,775
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	232,960,000	UYU	7,455,632
8%, 11/18/22	19,500,000		17,682,600

			35,364,861

Venezuela—0.4%
Venezuela (Republic of) Bonds, 9%, 5/7/23	9,715,000		5,003,225
Venezuela (Republic of) Nts.:
8.50%, 10/8/14	12,450,000		7,719,000
10.75%, 9/19/13	5,970,000		4,343,175
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	18,355,000		8,273,516

			25,338,916

Total Foreign Government Obligations (Cost $1,801,158,812)			1,674,910,911

Loan Participations—2.0%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts., 7/15/11[13]	20,560,000		5,140,000
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16[1]	15,660,000		4,149,900
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	136,600,000	RUR	3,827,233
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09	134,000,000	RUR	3,685,227
F20 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Loan Participations Continued
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[13]	$38,330,000	$24,243,725
7.51% Sr. Sec. Nts., 7/31/13[13]	15,360,000	12,288,000
8.625% Sr. Sec. Nts., 4/28/34[13]	9,535,000	8,486,150
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[13]	6,585,000	6,436,838
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13[13]	6,180,000	5,086,758
7.75% Nts., 5/29/18[13]	5,090,000	3,656,147
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[13]	13,630,000	8,927,650
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%
Sec. Bonds, 3/5/14[13]	5,970,000	4,810,745
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[13]	16,800,000	10,416,000
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[1]	6,690,000	4,515,750
6.315% Sub. Unsec. Nts., 2/4/15	39,855,000	26,245,394
6.875% Sr. Sec. Nts., 5/29/18[13]	17,550,000	13,250,250

Total Loan Participations (Cost $223,520,762)		145,165,767

Corporate Bonds and Notes—23.3%
Consumer Discretionary—3.6%
Auto Components—0.1%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11	3,100,000	2,557,500
9% Sr. Unsec. Nts., 7/1/15	2,150,000	1,666,250
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16	27,220,000	5,716,200

		9,939,950

Automobiles—0.5%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14	18,810,000	13,919,400
Daimler Finance North America LLC:
5.75% Unsec. Unsub. Nts., Series E, 9/8/11	1,966,000	1,859,415
5.875% Sr. Unsec. Unsub. Nts., 3/15/11	3,505,000	3,357,071
Ford Motor Co.:
6.50% Sr. Unsec. Unsub. Nts., 8/1/18	3,895,000	1,149,025
7.45% Bonds, 7/16/31	16,870,000	5,440,575
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	4,380,000	3,604,293
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33	21,760,000	2,720,000

		32,049,779
F21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Consumer Services—0.0%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	$2,495,000	$2,208,075
Hotels, Restaurants & Leisure—0.7%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[13]	8,510,000	3,531,650
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[3,4,13]	12,390,000	681,450
Harrah’s Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16	17,230,000	3,359,850
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	9,910,000	5,896,450
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[13]	16,145,000	2,825,375
McDonald’s Corp., 5% Sr. Unsec. Nts., 2/1/19	1,313,000	1,369,332
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11	13,245,000	1,456,950
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	6,895,000	2,999,325
8% Sr. Sub. Nts., 4/1/12	15,840,000	4,752,000
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10	12,520,000	5,070,600
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12	7,445,000	6,551,600
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14[13]	3,705,000	3,093,675
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,3,4]	10,850,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[3]	31,380,000	1,725,900
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15[3]	6,135,000	521,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	13,030,000	9,902,800

		53,738,432

Household Durables—0.3%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09	7,875,000	7,796,250
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17	5,870,000	4,754,700
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	2,370,000	628,050
8.875% Sr. Sub. Nts., 4/1/12	6,835,000	2,426,425
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11	4,835,000	4,714,125
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14	410,000	71,750
10.75% Sr. Nts., 4/1/13	3,535,000	618,625

		21,009,925

Leisure Equipment & Products—0.1%
Leslie’s Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13[1]	4,990,000	4,216,550
Media—1.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12	4,030,000	1,511,250
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14	2,235,000	1,843,875
F22 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Media Continued
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13[1]	$2,025	$1,013
14% Sr. Sub. Nts., 11/1/13[1]	578,785	289,393
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15[3]	9,770,000	1,099,125
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14[14]	4,810,000	4,557,475
Comcast Corp., 5.70% Unsec. Unsub. Nts., 5/15/18	9,947,000	9,347,952
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11	4,025,000	4,014,938
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11	9,300,000	8,997,750
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16[3]	7,030,000	219,688
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13	8,380,000	7,259,175
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	9,653,000	5,067,825
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[2]	5,330,000	3,757,650
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14[1]	2,445,000	67,238
6.875% Sr. Unsec. Sub. Nts., 10/1/13[1]	8,285,000	227,838
News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37	5,341,000	3,909,211
NTL Cable plc, 9.125% Sr. Nts., 8/15/16	5,865,000	5,483,775
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13	4,685,000	281,100
6.875% Sr. Nts., Series A-2, 1/15/13	10,645,000	638,700
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11	3,962,000	1,267,840
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12[13]	4,895,000	4,919,475
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	14,985,000	8,204,288
Time Warner Cable, Inc.:
6.20% Sr. Unsec. Nts., 7/1/13	5,913,000	5,763,833
8.75% Sr. Unsub. Nts., 2/14/19	2,361,000	2,511,644
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36	3,285,000	2,713,706
Videotron Ltee:
9.125% Sr. Nts., 4/15/18[13]	5,455,000	5,570,919
9.125% Sr. Nts., 4/15/18[13]	585,000	597,431
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14	4,265,000	4,051,750
Walt Disney Co. (The), 4.50% Sr. Unsec. Unsub. Nts., Series D, 12/15/13	2,645,000	2,707,295
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14[1]	3,775,000	2,614,188
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14[14]	11,810,000	4,310,650

		103,807,990

Multiline Retail—0.1%
Target Corp., 6% Sr. Unsec. Nts., 1/15/18	6,575,000	6,619,256
F23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Specialty Retail—0.3%
Claire’s Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17	$26,910,000		$7,131,150
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12	4,340,000		4,405,100
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36	6,286,000		4,469,032
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14	4,120,000		3,924,300
10.50% Sr. Unsec. Sub. Nts., 11/15/16	3,050,000		2,684,000

			22,613,582

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15	8,180,000		7,075,700
Consumer Staples—1.2%
Beverages—0.2%
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17[13]	13,860,000	BRR	4,899,321
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12[1]	2,255,000		2,266,275
Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14	3,605,000		3,966,477
PepsiCo, Inc., 7.90% Sr. Unsec. Nts., 11/1/18	3,153,000		3,883,487

			15,015,560

Food & Staples Retailing—0.5%
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	10,330,000		8,496,425
CVS Caremark Corp., 5.75% Sr. Unsec. Nts., 6/1/17	2,616,000		2,556,753
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	8,687,000		9,264,929
Kroger Co. (The), 7.50% Sr. Unsec., Nts., 1/15/14	3,281,000		3,645,657
Real Time Data Co., 11% Nts., 5/31/09[1,3,4,15]	8,836,185		—
Wal-Mart Stores, Inc.:
5.80% Sr. Unsec. Unsub. Nts., 2/15/18	5,908,000		6,474,713
6.20% Sr. Unsec. Nts., 4/15/38	5,059,000		5,137,688

			35,576,165

Food Products—0.3%
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16	4,775,000		4,560,125
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11	1,611,000		1,381,433
Kraft Foods, Inc.:
6.125% Sr. Unsec. Nts., 8/23/18	1,063,000		1,068,186
6.125% Sr. Unsec. Unsub. Nts., 2/1/18	6,561,000		6,591,377
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[13]	5,365,000		1,904,575
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	7,651,000		5,393,955
F24 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Food Products Continued
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11	$3,070,000	$2,379,250

		23,278,901

Household Products—0.0%
Proctor & Gamble Co. (The), 4.70% Sr. Unsec. Unsub. Nts., 2/15/19	1,308,000	1,322,973
Personal Products—0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	6,325,000	4,522,375
Tobacco—0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	3,543,000	3,865,122
Philip Morris International, Inc., 5.65% Sr. Unsec. Unsub. Nts., 5/16/18	4,151,000	4,134,641

		7,999,763

Energy—3.3%
Energy Equipment & Services—0.2%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[13]	12,090,000	7,193,550
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14	6,800,000	4,318,000

		11,511,550

Oil, Gas & Consumable Fuels—3.1%
Anadarko Petroleum Corp.:
5.95% Sr. Unsec. Nts., 9/15/16	2,620,000	2,260,405
7.625% Sr. Unsec. Nts., 3/15/14	3,897,000	3,877,542
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18[13]	9,230,000	6,784,050
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	5,105,000	2,935,375
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16	4,330,000	2,403,150
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39	8,023,000	7,861,754
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15	7,975,000	6,978,125
Devon Energy Corp., 6.30% Sr. Nts., 1/15/19	5,187,000	5,073,566
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19	3,141,000	2,893,197
8.375% Jr. Sub. Nts., 8/1/66[2]	20,345,000	13,647,507
Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18[13]	6,670,000	6,003,000
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18[13]	37,770,000	27,949,800
Kinder Morgan Energy Partners LP:
6% Sr. Unsec. Nts., 2/1/17	3,793,000	3,569,566
7.30% Sr. Unsec. Nts., 8/15/33	5,745,000	5,210,962
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13	2,070,000	1,811,250
F25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38[13]	$16,930,000	$11,935,650
Petrobras International Finance Co.:
5.785% Sr. Unsec. Nts., 3/1/18	19,120,000	17,886,033
7.875% Sr. Unsec. Nts., 3/15/19	8,090,000	8,423,308
Petroleos Mexicanos, 8% Nts., 5/3/19	8,060,000	7,898,800
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[13]	17,783,013	15,127,760
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16	7,815,000	3,751,200
8.25% Sr. Unsec. Nts., 8/1/15	1,815,000	1,179,750
Shell International Finance, 6.375% Sr. Nts., 12/15/38	4,485,000	4,747,417
Tengizchevroil LLP, 6.124% Nts., 11/15/14[13]	15,754,101	12,524,510
TGI International Ltd., 9.50% Nts., 10/3/17[13]	8,510,000	7,382,425
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39	5,054,000	5,019,582
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[13]	24,020,000	15,252,700
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32	6,142,000	5,586,788
XTO Energy, Inc.:
5.50% Sr. Unsec. Nts., 6/15/18	3,168,000	2,949,823
6.50% Sr. Unsec. Unsub. Nts., 12/15/18	4,660,000	4,641,230

		223,566,225

Financials—7.0%
Capital Markets—1.1%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	9,725,000	5,494,625
Credit Suisse New York, 5% Sr. Unsec. Nts., 5/15/13	13,026,000	12,602,902
Deutsche Bank AG London, 4.875% Sr. Unsec. Nts., 5/20/13	3,242,000	3,184,056
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	5,338,000	3,161,361
Goldman Sachs Group, Inc. (The):
6.15% Sr. Unsec. Nts., 4/1/18	15,075,000	13,802,022
7.50% Sr. Unsec. Nts., 2/15/19	9,818,000	9,820,170
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[3]	11,978,000	1,198
Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F, 4/28/15	22,429,000	21,221,445
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	5,420,000	1,626,000
UBS AG Stamford CT, 5.75% Sr. Unsec. Nts., 4/25/18	3,228,000	2,706,413
Verizon Wireless Capital LLC, 8.50% Sr. Unsec. Unsub. Nts., 11/15/18	5,073,000	5,805,952

		79,426,144

Commercial Banks—2.3%
Banco BMG SA, 9.15% Nts., 1/15/16[13]	17,395,000	12,089,525
F26 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Commercial Banks Continued
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[2,13]	$5,425,000		$5,018,125
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	20,635,000	EUR	26,615,194
4.50% Sr. Sec. Nts., 7/13/21	11,865,000	EUR	14,305,722
Barclays Bank plc, 6.278% Perpetual Bonds[1,16]	9,780,000		3,346,031
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09[10]	17,190,000		14,439,600
12.045% Sr. Unsec. Nts., 1/12/10[10]	22,570,000		16,588,950
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	29,300,000		5,870,841
HSBC Finance Corp.:
4.75% Sr. Unsec. Nts., 7/15/13	3,281,000		2,421,595
5.70% Sr. Unsec. Nts., 6/1/11	3,670,000		3,117,239
HSBC Holdings plc, 6.80% Sub. Nts., 6/1/38	5,386,000		4,598,222
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[13]	3,440,000		1,668,400
9.25% Sr. Nts., 10/16/13[13]	40,440,000		22,242,000
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[2,13]	18,530,000		10,448,215
Inter-American Development Bank:
6.26% Nts., 12/8/09[2]	7,510,000	BRR	2,978,424
11.377% Nts., 1/25/12[2]	4,027,285,822	COP	1,468,125
Lloyds Banking Group plc, 6.413% Perpetual Bonds[13,16]	5,700,000		1,312,186
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[1,3,4]	5,010,000		—
Salisbury International Investments Ltd., 5.293% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[1,2]	5,000,000		1,939,000
Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12	15,768,000		15,339,063

			165,806,457

Consumer Finance—0.4%
American Express Credit Corp.:
5.875% Sr. Unsec. Nts., 5/2/13	4,848,000		4,261,639
7.30% Sr. Unsec. Nts., Series C, 8/20/13	5,258,000		4,886,974
Capital One Financial Corp., 6.75% Sr. Unsec. Unsub. Nts., 9/15/17	2,769,000		2,315,166
JSC Astana Finance, 9.16% Nts., 3/14/12[1]	26,000,000		5,980,000
SLM Corp.:
4.50% Nts., Series A, 7/26/10	10,355,000		7,768,942
8.45% Sr. Unsec. Nts., Series A, 6/15/18	6,147,000		3,324,851

			28,537,572
F27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Diversified Financial Services—1.9%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[13]	$19,044,299		$9,236,485
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	4,960,000	EUR	5,652,134
Banco Invex SA, 27.252% Mtg.-Backed Certificates, Series 062U, 3/13/34[2,11]	17,204,645	MXN	4,555,314
Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13	6,560,000		5,900,136
5.65% Sr. Unsec. Nts., 5/1/18	16,980,000		14,199,355
Bear Stearns Cos. LLC (The), 7.25% Sr. Unsec. Nts., 2/1/18	9,418,000		9,748,242
CIT Group, Inc., 7.625% Sr. Unsec. Nts., Series A, 11/30/12	7,220,000		5,319,595
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13	24,595,000		21,634,770
6.50% Sr. Nts., 8/19/13	6,605,000		6,077,287
Cloverie plc, 5.538% Sec. Nts., Series 2005-93, 12/20/10[1,2]	6,700,000		3,947,640
Countrywide Financial Corp., 5.80% Nts., 6/7/12	3,014,000		2,619,564
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31	16,822,000		8,114,428
JPMorgan Chase & Co., 6.40% Sr. Unsec. Nts., 5/15/38	19,261,000		18,971,815
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[1]	20,232,960	MXN	1,171,999
25.216% Mtg.-Backed Certificates, Series 06U, 9/25/35[2]	11,068,898	MXN	2,122,978
Korea Development Bank, 8% Sr. Nts., 1/23/14	6,500,000		6,695,897
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	17,675,000		10,520,637
National Rural Utilities Cooperative Finance Corp., 10.375% Sec. Bonds, 11/1/18	1,961,000		2,274,268
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[1,14]	14,710,000		4,892,649

			143,655,193

Insurance—0.4%
Allstate Life Global Funding Trust, 5.375% Nts., 4/30/13	3,957,000		3,832,315
American International Group, Inc., 8.25% Sr. Nts., 8/15/18[13]	8,934,000		3,828,969
Berkshire Hathaway Finance Corp., 5% Sr. Unsec. Unsub. Nts., 8/15/13	6,086,000		6,267,083
International Lease Finance Corp.:
6.375% Sr. Unsec. Nts., 3/25/13	4,196,000		2,321,164
6.625% Sr. Unsec. Nts., Series R, 11/15/13	3,241,000		1,797,342
MetLife, Inc., 6.817% Sr. Unsec. Nts., Series A, 8/15/18	3,016,000		2,595,334
MidAmerican Energy Holdings Co., 5.75% Sr. Unsec. Nts., 4/1/18	8,206,000		8,088,433
Prudential Financial, Inc., 5.15% Sr. Unsec. Unsub Nts., Series D, 1/15/13	2,953,000		2,197,380

			30,928,020
F28 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Real Estate Investment Trusts—0.1%
Simon Property Group LP, 5.30% Sr. Unsec. Nts., 5/30/13	$4,452,000		$3,639,684
Thrifts & Mortgage Finance—0.8%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[13]	4,617,000		1,500,525
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11	21,862,000	EUR	27,436,785
4% Sec. Mtg. Nts., Series 2, 9/27/16	26,210,000	EUR	29,975,378

			58,912,688

Health Care—1.3%
Biotechnology—0.1%
Amgen, Inc., 5.70% Sr. Nts., 2/1/19	3,490,000		3,553,940
Health Care Equipment & Supplies—0.1%
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15[2]	11,990,000		4,855,950
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[15]	4,545,000		4,067,775

			8,923,725

Health Care Providers & Services—0.7%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[15]	12,660,000		3,101,700
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15	4,900,000		4,655,000
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13	5,560,000		5,421,000
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11	2,270,000		2,309,725
HCA, Inc., 6.375% Nts., 1/15/15	10,240,000		6,758,400
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16	4,595,000		4,526,075
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15[1]	7,860,000		5,128,650
UnitedHealth Group, Inc., 6.875% Sr. Unsec. Nts., 2/15/38	3,786,000		3,372,080
US Oncology Holdings, Inc., 6.904% Sr. Unsec. Nts., 3/15/12[2,15]	5,952,238		3,601,104
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12	3,390,000		3,305,250
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15[14]	6,785,000		5,665,475
WellPoint, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/37	3,547,000		3,068,265

			50,912,724

Pharmaceuticals—0.4%
Abbott Laboratories:
5.125% Sr. Unsec. Nts., 4/1/19	1,292,000		1,302,935
5.60% Sr. Unsec. Nts., 11/30/17	3,271,000		3,465,078
AstraZeneca plc, 6.45% Sr. Unsec. Unsub. Nts., 9/15/37	4,029,000		4,200,289
Bristol-Myers Squibb Co., 6.125% Sr. Unsec. Unsub. Nts., 5/1/38	2,782,000		2,789,358
F29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Pharmaceuticals Continued
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	$6,540,000	$4,888,650
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38	5,541,000	5,621,655
Johnson & Johnson, 5.85% Sr. Unsec. Nts., 7/15/38	3,563,000	3,735,082
Pfizer, Inc., 7.20% Sr. Unsec. Nts., 3/15/39	3,234,000	3,483,723
Wyeth, 5.95% Nts., 4/1/37	972,000	919,589

		30,406,359

Industrials—2.0%
Aerospace & Defense—0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	2,190,000	2,091,450
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	2,710,000	2,266,238
Boeing Co. (The), 5% Sr. Unsec. Unsub. Nts., 3/15/14	3,869,000	3,972,004
Bombardier, Inc., 6.30% Sr. Unsec. Unsub. Nts., 5/1/14[13]	2,205,000	1,565,550
Honeywell International, Inc., 5% Sr. Unsec. Nts., 2/15/19	4,564,000	4,569,066
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15	6,655,000	6,205,788
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15	2,970,000	2,814,075
United Technologies Corp.:
6.125% Sr. Unsec. Nts., 2/1/19	5,245,000	5,661,081
6.125% Sr. Unsec. Nts., 7/15/38	2,417,000	2,465,611

		31,610,863

Air Freight & Logistics—0.1%
United Parcel Service, Inc.:
5.125% Sr. Unsec. Unsub. Nts., 4/1/19	1,249,000	1,260,641
5.50% Sr. Unsec. Nts., 1/15/18	2,823,000	2,935,344

		4,195,985
Building Products—0.0%
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14	6,815,000	715,575
Commercial Services & Supplies—0.2%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14	9,545,000	9,053,184
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[1,3,4]	3,462,000	—
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13	4,325,000	4,346,625

		13,399,809

Construction & Engineering—0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[1]	18,949,567	13,927,932
Electrical Equipment—0.0%
Baldor Electric Co., 8.625% Sr. Nts., 2/15/17	960,000	765,600
F30 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Industrial Conglomerates—0.6%
General Electric Capital Corp.:
4.80% Sr. Unsec. Nts., 5/1/13	$5,876,000		$5,513,792
5.40% Sr. Unsec. Nts., Series A, 9/20/13	7,831,000		7,446,795
6.875% Sr. Unsec. Nts., 1/10/39	9,853,000		8,067,173
General Electric Co., 5.25% Sr. Unsec. Nts., 12/6/17	17,920,000		16,612,019
Tyco International Finance SA, 8.50% Sr. Unsec. Unsub. Nts., 1/15/19	2,871,000		2,968,913

			40,608,692

Machinery—0.1%
Caterpillar Financial Services Corp., 7.15% Sr. Unsec. Nts., 2/15/19	7,234,000		6,632,399
Road & Rail—0.3%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14	22,165,000		5,652,075
Burlington Northern Santa Fe Corp., 5.75% Sr. Unsec. Nts., 3/15/18	824,000		815,188
CSX Corp., 6.25% Sr. Unsec. Unsub. Nts., 4/1/15	3,282,000		2,990,030
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16	12,135,000		5,339,400
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[13]	9,240,000		4,851,000
Union Pacific Corp., 7.875% Sr. Unsec. Nts., 1/15/19	3,282,000		3,628,241

			23,275,934

Trading Companies & Distributors—0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14	12,440,000		6,344,400
Information Technology—0.3%
Communications Equipment—0.0%
Cisco Systems, Inc., 4.95% Sr. Unsec. Nts., 2/15/19	3,268,000		3,223,957
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07[1,3,4]	12,879,000		129

			3,224,086

Computers & Peripherals—0.1%
Hewlett-Packard Co., 6.125% Sr. Unsec. Nts., 3/1/14	2,350,000		2,506,357
International Business Machines Corp., 8% Sr. Unsec. Unsub. Nts., 10/15/38	5,494,000		6,557,518

			9,063,875

Electronic Equipment & Instruments—0.0%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16	3,535,000		2,174,025
Internet Software & Services—0.0%
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09[1,3,4]	2,196,653	EUR	—
10.75% Sr. Unsec. Sub. Nts., 12/15/09[1,3,4]	6,378,763		—
F31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Internet Software & Services Continued
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[1,3,4]	$2,121,834	$—

		—

Office Electronics—0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	4,468,000	3,739,242
Software—0.1%
Oracle Corp., 5.75% Sr. Unsec. Unsub. Nts., 4/15/18	3,718,000	3,889,746
Materials—1.2%
Chemicals—0.3%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[13]	10,745,000	7,897,575
E.I. du Pont de Nemours & Co.:
5.75% Sr. Nts., 3/15/19	3,240,000	3,190,211
6% Sr. Unsec. Unsub. Nts., 7/15/18	3,190,000	3,211,080
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	24,375,000	4,692,188
Nalco Co., 7.75% Sr. Unsec. Nts., 11/15/11	2,785,000	2,757,150

		21,748,204

Construction Materials—0.1%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[13,16]	10,200,000	3,577,150
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14[14]	13,575,000	882,375

		4,459,525

Containers & Packaging—0.2%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15	7,030,000	7,100,300
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14	8,495,000	5,521,750
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11	7,950,000	6,916,500

		19,538,550

Metals & Mining—0.5%
Alcoa, Inc.:
6% Sr. Unsec. Unsub. Nts., 7/15/13	1,966,000	1,571,151
6.75% Sr. Unsec. Unsub. Nts., 7/15/18	4,922,000	3,318,496
Alrosa Finance SA:
8.875% Nts., 11/17/14	12,160,000	8,572,800
8.875% Nts., 11/17/14[13]	7,235,000	5,100,675
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec. Unsub. Nts., 4/1/19	1,939,000	1,969,500
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	12,805,000	11,989,565
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12	5,110,000	4,011,350

		36,533,537
F32 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Paper & Forest Products—0.1%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12	$13,435,000		$4,735,838
Telecommunication Services—1.7%
Diversified Telecommunication Services—1.2%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12	4,158,000		4,537,542
AT&T, Inc., 6.70% Sr. Unsec. Unsub. Nts., 11/15/13	8,791,000		9,402,695
BellSouth Corp., 5.20% Sr. Unsec. Nts., 12/15/16	2,391,000		2,345,086
British Telecom plc, 5.15% Sr. Unsec. Unsub. Nts., 1/15/13	3,202,000		2,975,388
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13	12,475,000		11,367,844
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18	4,563,000		4,591,487
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18[13]	12,615,000		2,459,925
France Telecom SA, 7.75% Sr. Unsec. Nts., 3/1/11[2]	2,541,000		2,722,798
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12	11,305,000		11,220,213
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	4,578,000		3,822,474
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[1]	21,925,200	PEN	6,395,227
Telefonica Emisiones SAU, 5.855% Sr. Unsec. Unsub. Nts., 2/4/13	3,919,000		4,063,113
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[1,3,4]	5,135,000		—
Verizon Communications, Inc.:
6.90% Sr. Unsec. Unsub. Bonds, 4/15/38	3,280,000		3,187,127
8.95% Sr. Unsec. Unsub. Nts., 3/1/39	8,542,000		9,859,117
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13	5,525,000		5,469,750
8.625% Sr. Unsec. Unsub. Nts., 8/1/16	3,675,000		3,629,063

			88,048,849

Wireless Telecommunication Services—0.5%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	33,200,000	MXN	1,780,120
American Tower Corp., 7.50% Sr. Nts., 5/1/12	4,325,000		4,368,250
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	14,540,000		7,778,900
Sprint Capital Corp., 8.75% Nts., 3/15/32	24,905,000		16,810,875
Vodafone Group plc, 5.625% Sr. Unsec. Unsub. Nts., 2/27/17	4,581,000		4,548,195

			35,286,340

Utilities—1.7%
Electric Utilities—1.2%
Duke Energy Carolinas LLC, 7% Sec. Bonds, Series C, 11/15/18	3,893,000		4,478,854
Duke Energy Corp., 6.30% Sr. Unsec. Unsub. Nts., 2/1/14	5,805,000		5,951,599
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	8,305,000		6,104,175
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[1]	8,680,000	BRR	3,891,454
F33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Electric Utilities Continued
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17	$7,745,000		$5,034,250
FPL Group Capital, Inc., 6% Sr. Unsec. Nts., 3/1/19	2,600,000		2,666,596
Georgia Power Co., 5.95% Sr. Unsec. Bonds, 2/1/39	1,963,000		1,940,653
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17[13]	4,140,000		3,726,000
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[13]	20,225,000		20,337,026
Majapahit Holding BV:
7.25% Nts., 10/17/11[13]	7,460,000		6,863,200
7.75% Nts., 10/17/16[13]	10,065,000		7,448,100
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	7,714,340
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	8,700,000		4,393,500
Virginia Electric & Power Co., 8.875% Sr. Unsec. Nts., 11/15/38	6,109,000		7,502,487

			88,052,234

Energy Traders—0.2%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13[13]	2,330,000		2,306,700
AES Panama SA, 6.35% Sr. Nts., 12/21/16[13]	2,340,000		2,103,302
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13	3,715,000		3,380,650
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17	3,885,000		3,622,763
7.375% Sr. Nts., 2/1/16	5,140,000		4,793,050
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14	975,000		794,625

			17,001,090

Multi-Utilities—0.3%
Consolidated Edison Co. of New York, 7.125% Sr. Unsec. Nts., 12/1/18	6,807,000		7,254,662
Dominion Resources, Inc., 6.40% Sr. Unsec. Nts., 6/15/18	2,963,000		2,961,012
Pacific Gas & Electric Co.:
6.25% Sr. Unsec. Nts., 12/1/13	5,744,000		6,151,543
8.25% Sr. Unsec. Nts., 10/15/18	3,188,000		3,764,524

			20,131,741

Total Corporate Bonds and Notes (Cost $2,192,449,463)			1,689,879,328
F34 | OPPENHEIMER STRATEGIC INCOME FUND

	Shares		Value

Preferred Stocks—0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[1,4,15]	338,141		$—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[1,4]	44,000		—
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[1,4,15]	5,816		—
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A1	2,369		1,453,974

Total Preferred Stocks (Cost $17,811,692)			1,453,974

Common Stocks—0.0%
American Media, Inc.[1,4]	10,986		10,986
Arco Capital Corp. Ltd.[1,4,17]	2,383,674		1,191,837
Global Aero Logistics, Inc.[1,4]	32,791		32,791
Premier Holdings Ltd.[1,4]	799,833		—

Total Common Stocks (Cost $36,360,176)			1,235,614

	Units

Rights, Warrants and Certificates—0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11[1,4]	4,020		40
MHP SA, GDR Wts., Strike Price 0.01UAH, Exp. 5/8/09[4]	235,715		631,716

Total Rights, Warrants and Certificates (Cost $30,592)			631,756

	Principal
	Amount

Structured Securities—7.5%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09[1]	$7,640,000		6,457,328
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09[1]	7,640,000		6,500,112
Citibank NA New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11[1]	56,180,000	DOP	1,402,466
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09[10]	154,730,000	DOP	4,270,414
Citigroup Funding, Inc., Custom Basket of African Currencies Credit Linked Nts., 0%, 4/29/09[10]	15,280,000		13,095,877
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%, 1/3/17[1]	26,180,000	BRR	10,032,668
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%, 1/5/10[10]	19,079,551	BRR	7,655,690
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	7,885,000,000	COP	3,323,144
Colombia (Republic of) Credit Linked Nts., 12.975%, 2/26/15[1,11]	5,641,000,000	COP	4,435,688
Colombia (Republic of) Credit Linked Nts., Series 01, 12.975%, 2/26/15[1,11]	2,091,000,000	COP	1,644,216
Colombia (Republic of) Credit Linked Nts., Series 02, 12.975% 12/26/15[1,11]	3,187,000,000	COP	2,506,034
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12	4,498,269,508	COP	2,085,801
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[1]	10,490,000,000	COP	4,864,105
F35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Global Markets Holdings, Inc.: Continued
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	8,514,000,000	COP	$3,947,854
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	7,206,900,000	COP	3,341,765
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	174,700,000	DOP	4,326,999
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09[10]	18,040,000	EGP	3,190,162
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10	10,330,000	GHS	6,032,661
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10	6,780,000	UAH	637,472
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09[10]	5,500,000,000	ZMK	968,910
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[2]	16,740,000	UAH	835,232
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11	71,300,000,000	IDR	6,262,858
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[1,2]	242,139,000	RUR	6,927,031
Moitk Total Return Linked Nts., 21%, 3/26/11[1,2]	208,910,000	RUR	985,802
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[13]	220,335,000	RUR	5,981,744
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09[1]	230,200,000	RUR	6,864,450
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[1,2]	417,305,000	RUR	5,538,303
Pemex Project Funding Master Trust Credit Default Linked Nts., 2.424%, 5/12/11	50,000,000		46,808,934
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09[1]	16,568,000	UAH	1,511,784
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[1]	53,361,000,000	VND	1,890,744
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit Linked Nts., 5/20/10[1,3]	320,000,000	RUR	764,444
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09[1]	200,000	UAH	18,249
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09	4,995,000	UAH	455,780
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[1]	32,180,000	UAH	2,936,335
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[1]	368,300,000	RUR	2,715,516
Deutsche Bank AF:
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[1]	9,200,000		92,000
Coriolanus Ltd. Sec. Credit Linked Nts., 6%, 12/31/17[1,2]	61,920,000	BRR	13,524,225
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%, 12/7/09[1,2]	5,475,000		4,816,872
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[1,2]	6,050,000		4,934,444
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11[1]	38,078,036	MXN	2,506,726
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11[1]	25,030,665	MXN	1,647,801
Brazil Real Total Return Linked Nts., 6%, 8/18/10	11,400,000	BRR	8,962,987
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14	8,909,000,000	COP	4,148,249
European Investment Bank, Russian Federation Credit Linked Nts., 5.702%, 1/19/10[1,10]	5,820,000		5,177,472
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12[1]	8,700,352		3,436,639
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	6,360,000		4,567,980
F36 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	76,200,000,000	IDR	$6,546,505
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13	6,494,933		5,911,014
Opic Reforma I Credit Linked Nts., Cl. 1A, 9.815%, 9/24/14[1,2]	36,680,000	MXN	2,589,481
Opic Reforma I Credit Linked Nts., Cl. 1B, 9.815%, 9/24/14[1,2]	7,336,000	MXN	517,896
Opic Reforma I Credit Linked Nts., Cl. 1C, 9.815%, 9/24/14[1,2]	12,226,667	MXN	863,160
Opic Reforma I Credit Linked Nts., Cl. 2A, 11.315%, 5/22/15[1,2]	3,500,072	MXN	247,093
Opic Reforma I Credit Linked Nts., Cl. 2B, 11.315%, 5/22/15[1,2]	6,123,460	MXN	432,295
Opic Reforma I Credit Linked Nts., Cl. 2C, 11.315%, 5/22/15[1,2]	92,326,918	MXN	6,517,961
Opic Reforma I Credit Linked Nts., Cl. 2D, 11.315%, 5/22/15[1,2]	6,728,659	MXN	475,020
Opic Reforma I Credit Linked Nts., Cl. 2E, 11.315%, 5/22/15[1,2]	4,888,497	MXN	345,111
Opic Reforma I Credit Linked Nts., Cl. 2F, 11.315%, 5/22/15[1,2]	3,122,038	MXN	220,405
Opic Reforma I Credit Linked Nts., Cl. 2G, 11.315%, 5/22/15[1,2]	574,952	MXN	40,590
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10	5,690,000		2,489,546
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	5,740,000		2,162,832
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	5,740,000		2,077,306
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	5,740,000		2,031,271
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	5,740,000		2,007,278
United Mexican States Credit Linked Nts., 9.52%, 1/5/11[1]	24,978,235	MXN	1,644,349
Videocom International Ltd. Credit Linked Nts., 6.26%, 12/29/09	16,060,000		15,873,543
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	128,300,000,000	VND	3,505,498
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[2,13]	134,130,000	RUR	3,216,553
Eirles Two Ltd. Sec. Nts.:
Series 324, 7.379%, 4/30/12[1,2]	14,300,000		5,292,430
Series 335, 5.13%, 4/30/12[1,2]	16,700,000		7,276,190
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[1,10]	77,520,000	TRY	10,611,067
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.48%, 2/8/37[1,10]	237,059,200,000	COP	2,669,670
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09[2]	374,900,000	RUR	10,863,119
Hallertau SPC Credit Linked Nts., Series 2008-2A, 7.734%, 9/17/13[1,2]	50,090,000		50,791,260
Hallertau SPC Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.914%, 12/20/17[1,2]	16,640,000		11,672,960
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[1,3,10]	36,418,983	BRR	3,161,885
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[1]	38,336,000	UAH	2,996,970
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.703%, 5/16/45[1]	7,895,000	BRR	5,560,516
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16[1,10]	52,420,000,000	COP	9,988,202
Colombia (Republic of) Credit Linked Bonds, 10.285%, 1/5/16[1,10]	96,828,493,956	COP	19,967,350
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%, 10/31/16[1,10]	52,197,000,000	COP	9,945,711
F37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
JPMorgan Chase Bank NA: Continued
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15[1,10]	25,410,000	PEN	$4,678,224
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[1]	9,185,000		9,679,153
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[13]	65,480,000,000	IDR	5,625,527
Lehman Brothers Treasury Co. BV:
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11[3,10,13]	33,443,666	BRR	4,180,458
Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[1]	24,017,949		22,259,835
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[1]	7,680,000,000	COP	2,202,451
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[1]	15,216,000	PEN	3,048,893
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	291,065,546	RUR	4,092,961
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12[1]	102,503,599	RUR	2,327,772
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.563%, 1/5/22[1,10]	109,310,000	BRR	1,602,130
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16[1]	38,023,494	BRR	12,385,193
Ukraine (Republic of) Credit Linked Nts., 6.176%, 10/15/17[1,2]	21,300,000		5,538,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 7.046%, 10/15/17[1,2]	5,400,000		1,404,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[1]	300,000		256,500
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12[1]	18,135,053		7,114,381
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12[1]	27,254,744		10,888,270
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[1]	4,650,997	GHS	2,009,283

Total Structured Securities (Cost $834,931,871)			544,837,035

Event-Linked Bonds—1.8%
Aiolos Ltd. Catastrophe Linked Nts., 7.547%, 4/8/09[2,13]	5,100,000	EUR	6,776,217
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 4.201%, 5/22/12[2,13]	4,862,000		4,606,016
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 12.746%, 2/24/12[2,13]	1,930,000		1,921,508
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 9.749%, 6/1/09[2,13]	6,500,000		6,506,175
Cascadia Ltd. Catastrophe Linked Nts., 5.261%, 8/31/09[2,13]	3,950,000		3,938,545
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 3.578%, 5/19/09[2,13]	7,450,000		7,404,555
East Lane Re III Ltd. Catastrophe Linked Nts., 11.806%, 3/16/12[2,13]	7,643,000		7,599,244
Eurus Ltd. Catastrophe Linked Nts., 7.434%, 4/8/09[2,13]	5,790,000		5,791,737
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 5.084%, 8/10/11[2,13]	7,010,000		6,604,121
Fusion 2007 Ltd. Catastrophe Linked Nts., 7.246%, 5/19/09[2,13]	8,300,000		8,274,270
Lakeside Re Ltd. Catastrophe Linked Nts., 7.72%, 12/31/09[2,13]	10,580,000		10,516,520
Medquake Ltd. Catastrophe Linked Nts., 6.338%, 5/31/10[2,13]	4,000,000		3,913,400
Midori Ltd. Catastrophe Linked Nts., 3.844%, 10/24/12[2,13]	4,300,000		4,095,320
F38 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Event-Linked Bonds Continued
Muteki Ltd. Catastrophe Linked Nts., 5.638%, 5/24/11[2,13]	$5,200,000	$4,890,080
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 13.138%, 6/21/10[2,13]	8,580,000	8,145,852
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 6.094%, 1/15/10[2,13]	3,230,000	3,167,338
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 12.761%, 6/6/11[2,13]	6,680,000	6,273,188
Series CL3, 13.511%, 6/7/10[2,13]	3,000,000	2,862,900
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 9.771%, 6/5/09[2,13]	9,030,000	9,067,023
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[1,10]	10,693,000	11,607,252
Willow Re Ltd. Catastrophe Linked Nts., 6/16/10[3,13]	8,150,000	4,034,250

Total Event-Linked Bonds (Cost $132,927,401)		127,995,511

	Expiration	Strike
	Date	Price		Contracts

Options Purchased—0.0%
Mexican Nuevo Peso (MXN) Call[4] (Cost $374,637)	4/16/09	14.32	MXN	479,000,000	733,828

	Shares

Investment Companies—13.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[17,18]	678,537,975	678,537,975
Oppenheimer Master Event-Linked Bond Fund, LLC[17]	3,385,953	32,729,307
Oppenheimer Master Loan Fund, LLC[17]	32,357,498	246,527,030

Total Investment Companies (Cost $1,056,478,997)		957,794,312
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $9,199,071,076)		7,543,657,072

Investments Purchased with Cash Collateral from Securities Loaned—1.6%[19]
OFI Liquid Assets Fund, LLC, 0.92% [17,18] (Cost $113,167,080)	113,167,080	113,167,080
Total Investments, at Value (Cost $9,312,238,156)	105.4%	7,656,824,152
Liabilities in Excess of Other Assets	(5.4)	(391,776,674)

Net Assets	100.0%	$7,265,047,478

F39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Nuevo Peso
BRR	Brazilian Real	NGN	Nigeria Naira
CAD	Canadian Dollar	NOK	Norwegian Krone
COP	Colombian Peso	PEN	Peruvian New Sol
DKK	Danish Krone	PHP	Philippines Peso
DOP	Dominican Republic Peso	PLZ	Polish Zloty
EGP	Egyptian Pounds	RUR	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound Sterling	TRY	New Turkish Lira
GHS	Ghana Cedi	UAH	Ukraine Hryvnia
HUF	Hungarian Forint	UYU	Uruguay Peso
IDR	Indonesia Rupiah	VND	Vietnam Dong
ILS	Israeli Shekel	ZMK	Zambian Kwacha

1.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2009 was $537,053,703, which represents 7.39% of the Fund’s net assets, of which $12,249,012 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depriciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.1A, 9.815%, 9/24/14	12/28/07	$3,371,014	$2,589,481	$781,533
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.1B, 9.815%, 9/24/14	6/13/08	707,255	517,896	189,359
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.1C, 9.815%, 9/24/14	8/13/08	1,203,116	863,160	339,956
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2A, 11.315%, 5/22/15	5/22/08	337,462	247,093	90,369
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2B, 11.315%, 5/22/15	6/13/08	590,355	432,295	158,060
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2C, 11.315%, 5/22/15	6/19/08	8,957,126	6,517,961	2,439,165
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2D, 11.315%, 5/22/15	7/9/08	652,302	475,020	177,282
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2E, 11.315%, 5/22/15	7/16/08	474,704	345,111	129,593
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2F, 11.315%, 5/22/15	8/11/08	307,336	220,405	86,931
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.2G, 11.315%, 5/22/15	8/25/08	56,708	40,590	16,118

		$16,657,378	$12,249,012	$4,408,366

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	When-issued security or delayed delivery to be delivered and settled after March 31, 2009. See Note 1 of accompanying Notes.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on
F40 | OPPENHEIMER STRATEGIC INCOME FUND

which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,898,392 or 0.56% of the Fund’s net assets as of March 31, 2009.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $14,604,360 or 0.20% of the Fund’s net assets as of March 31, 2009.

8.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts.

See Note 5 of accompanying Notes.

9.	Partial or fully-loaned security. See Note 10 of accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11.	Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

12.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $73,400,377. See Note 6 of accompanying Notes.

13.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $597,323,706 or 8.22% of the Fund’s net assets as of March 31, 2009.

14.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15.	Interest or dividend is paid-in-kind, when applicable.

16.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

Arco Capital Corp. Ltd.	2,383,674	—	—	2,383,674
OFI Liquid Assets Fund, LLC	481,294,160	448,601,690	816,728,770	113,167,080
Oppenheimer Institutional Money Market Fund, Cl.E	715,917,178	3,581,890,126	3,619,269,329	678,537,975
Oppenheimer Master Event-Linked Bond Fund, LLC	3,110,084	436,136	160,267	3,385,953
Oppenheimer Master Loan Fund, LLC	34,077,174	—	1,719,676	32,357,498

				Realized
	Value	Income		Gain (Loss)

Arco Capital Corp. Ltd.	$1,191,837	$—		$—
OFI Liquid Assets Fund, LLC	113,167,080	3,515,772	[a]	—
Oppenheimer Institutional Money Market Fund, Cl.E	678,537,975	5,260,966		—
Oppenheimer Master Event-Linked Bond Fund, LLC	32,729,307	1,668,897	[b]	642,677 [b]
Oppenheimer Master Loan Fund, LLC	246,527,030	14,108,723	[c]	(12,902,591)[c]

	$1,072,153,229	$24,554,358		$(12,259,914)

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
18.	Rate shown is the 7-day yield as of March 31, 2009.

19.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 10 of accompanying Notes.
F41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$1,070,961,392	$(2,152,388)
Level 2—Other Significant Observable Inputs	6,575,096,709	52,714,329
Level 3—Significant Unobservable Inputs	10,766,051	—

Total	$7,656,824,152	$50,561,941

*	Other financial instruments include options written, currency contracts, futures, forwards, swap contracts and unfunded loan commitments. Currency contracts, forwards and unfunded loan commitments are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Value as of September 30, 2008	$341,887	$—
Realized loss	(5,885,475)	—
Change in unrealized depreciation	(6,329,751)	—
Accretion of premium/discount[1]	40,377	—
Net sales	(1,793,514)	—
Transfers in and/or out of Level 3	24,392,527	—

Value as of March 31, 2009	$10,766,051	$—

1.	Included in net investment income for fixed income securities.
F42 | OPPENHEIMER STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts as of March 31, 2009 are as follows:

		Contract Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Argentine Peso (ARP)	Buy	56,650	ARP	4/30/09	$14,894,176	$—	$53,053
Australian Dollar (AUD)	Sell	8,190	AUD	4/15/09	5,688,120	—	48,486
Australian Dollar (AUD)	Buy	33,925	AUD	4/17/09-6/9/09	23,485,246	238,559	83,748
Brazilian Real (BRR)	Sell	29,120	BRR	5/5/09	12,445,297	217,087	—
Brazilian Real (BRR)	Buy	227,136	BRR	5/5/09-1/5/10	95,385,253	14,431,200	1,843,752
British Pound Sterling (GBP)	Sell	17,830	GBP	4/15/09-6/11/09	25,588,390	46,960	365,666
British Pound Sterling (GBP)	Buy	18,535	GBP	4/17/09-6/9/09	26,598,504	329,266	—
Canadian Dollar (CAD)	Sell	6,960	CAD	4/15/09	5,520,436	108,924	—
Canadian Dollar (CAD)	Buy	28,280	CAD	4/17/09-6/9/09	22,441,527	—	525,133
Chinese Renminbi (Yuan) (CNY)	Buy	421,710	CNY	5/13/09-12/17/09	61,832,486	619,523	1,296,887
Colombian Peso (COP)	Sell	134,487,038	COP	4/3/09-7/1/09	52,524,698	1,500,253	334,926
Colombian Peso (COP)	Buy	11,844,663	COP	4/3/09	4,661,597	23,906	—
Czech Koruna (CZK)	Sell	7,943	CZK	12/31/09	383,756	100,350	—
Euro (EUR)	Sell	102,499	EUR	4/6/09-6/23/09	136,187,758	249,911	4,926,272
Euro (EUR)	Buy	130,435	EUR	4/17/09-6/11/09	173,298,088	2,824,801	1,724,583
Hong Kong Dollar (HKD)	Sell	112,800	HKD	4/6/09	14,554,227	—	9,710
Hungarian Forint (HUF)	Sell	15,267	HUF	12/31/09	62,551	30,595	—
Hungarian Forint (HUF)	Buy	6,911,000	HUF	5/4/09-6/3/09	29,468,019	—	274,757
Indonesia Rupiah (IDR)	Buy	114,130,000	IDR	5/18/09-6/19/09	9,522,224	220,442	—
Israeli Shekel (ILS)	Sell	200,010	ILS	4/10/09-6/30/09	47,415,912	1,002,882	25,036
Japanese Yen (JPY)	Sell	8,487,000	JPY	4/15/09-6/24/09	85,829,270	2,914,411	—
Japanese Yen (JPY)	Buy	1,072,000	JPY	4/17/09	10,832,542	—	232,694
Malaysian Ringgit (MYR)	Buy	14,240	MYR	6/8/09	3,901,295	112,348	—
Mexican Nuevo Peso (MXN)	Sell	745,275	MXN	4/20/09	52,403,389	—	2,592,849
Mexican Nuevo Peso (MXN)	Buy	799,810	MXN	4/20/09-6/9/09	56,051,494	1,979,444	—
New Taiwan Dollar (TWD)	Sell	1,560,000	TWD	5/4/09-7/1/09	46,107,817	—	256,047
New Turkish Lira (TRY)	Sell	104,720	TRY	5/6/09	62,389,823	81,702	2,121,448
New Turkish Lira (TRY)	Buy	26,350	TRY	4/27/09	15,734,739	—	55,050
New Zealand Dollar (NZD)	Sell	10,130	NZD	4/15/09	5,772,778	—	108,588
New Zealand Dollar (NZD)	Buy	100,625	NZD	6/9/09-6/11/09	57,135,506	6,397,980	—
Norwegian Krone (NOK)	Buy	215,920	NOK	6/9/09-6/11/09	32,048,086	1,650,953	—
Peruvian New Sol (PEN)	Sell	116,593	PEN	4/17/09-9/4/09	36,680,614	—	1,313,605
Philippines Peso (PHP)	Sell	357,000	PHP	4/17/09	7,374,871	—	66,785
Philippines Peso (PHP)	Buy	723,000	PHP	4/7/09	14,950,685	350,523	—
Polish Zloty (PLZ)	Sell	33,465	PLZ	5/11/09-12/31/09	9,601,769	34,131	736,402
Polish Zloty (PLZ)	Buy	27,455	PLZ	6/9/09	7,871,372	207,944	—
Russian Ruble (RUR)	Sell	2,795,730	RUR	9/18/09-11/18/09	76,848,327	17,244,246	—
Russian Ruble (RUR)	Buy	588,810	RUR	6/11/09	16,931,707	1,015,041	—
Singapore Dollar (SGD)	Sell	158,200	SGD	4/6/09-5/11/09	103,937,219	—	2,103,304
Singapore Dollar (SGD)	Buy	4,500	SGD	6/9/09	2,956,105	59,979	—
South African Rand (ZAR)	Sell	420,800	ZAR	5/20/09	43,911,088	—	2,000,825
South African Rand (ZAR)	Buy	277,402	ZAR	4/20/09-12/31/09	29,006,678	998,553	215,735
Swedish Krona (SEK)	Sell	202,345	SEK	6/9/09-6/11/09	24,627,651	—	2,627,024
Swiss Franc (CHF)	Sell	47,710	CHF	4/14/09-6/9/09	41,952,360	70,631	896,329
Swiss Franc (CHF)	Buy	2,088	CHF	4/17/09	1,834,972	24,390	—

Total unrealized appreciation and depreciation						$55,086,935	$26,838,694

F43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of March 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

35 Day Interbank Cash Rate	Buy	77	4/17/09	$7,972,943	$249,460
CAC 40 10 Euro Index	Sell	382	4/17/09	14,248,808	(366,572)
CAC 40 10 Euro Index	Buy	225	4/17/09	8,392,622	215,789
Canadian Bond, 10 yr.	Buy	955	6/19/09	95,969,622	857,171
DAX Index	Sell	221	6/19/09	30,110,872	(742,855)
DAX Index	Buy	87	6/19/09	11,853,601	114,014
Euro-Bundesobligation	Buy	1,928	6/8/09	318,733,363	2,997,855
Euro-Bundesobligation, 5 yr.	Buy	2,921	6/8/09	452,371,378	(153,173)
Euro-Bundesobligation, 10 yr.	Sell	214	6/8/09	35,378,081	(446,381)
FTSE 100 Index	Sell	371	6/19/09	20,680,905	(771,110)
FTSE 100 Index	Buy	43	6/19/09	2,396,978	11,046
Hang Seng China Enterprises Index	Sell	177	4/29/09	9,173,599	455,550
Japan (Government of) Mini Bonds, 10 yr., 6/10/09	Sell	75	6/10/09	10,455,372	93,289
Japan (Government of) Treasury Bonds 10 yr., 6/10/09	Sell	19	6/11/09	26,517,654	107,424
Mexican Bola Index	Sell	537	6/19/09	7,522,170	39,954
MSCI Taiwan Index	Buy	456	4/29/09	8,823,600	(339,962)
NASDAQ 100 E-Mini Index	Buy	1,008	6/19/09	24,948,000	843,904
Nikkei 225 Index	Sell	41	6/11/09	1,683,740	57,707
Nikkei 225 Index	Sell	242	6/11/09	19,851,897	(2,658,438)
OMXS 30 Index	Sell	1,671	4/17/09	13,107,736	156,615
SGX CNX Nifty Index	Sell	1,420	4/30/09	8,568,280	(222,017)
Standard & Poor’s 500 E-Mini Index	Sell	2,463	6/19/09	97,879,620	(5,052,886)
Standard & Poor’s 500 E-Mini Index	Buy	328	6/19/09	13,034,720	672,400
Standard & Poor’s/MIB Index, 10 yr., 6/19/09	Buy	65	6/19/09	6,661,751	707,063
Standard & Poor’s/Toronto Stock Exchange 60 Index	Buy	158	6/18/09	13,183,376	161,030
U.S. Treasury Long Bonds	Buy	3,740	6/19/09	485,089,688	9,674,520
U.S. Treasury Long Bonds	Sell	409	6/19/09	53,048,578	(979,147)
U.S. Treasury Nts., 2 yr.	Sell	2,739	6/30/09	596,802,425	(2,255,183)
U.S. Treasury Nts., 5 yr.	Sell	3,371	6/30/09	400,358,922	(5,154,027)
U.S. Treasury Nts., 5 yr.	Buy	3,759	6/30/09	446,439,984	5,417,082
U.S. Treasury Nts., 10 yr.	Buy	1,347	6/19/09	167,133,234	1,405,611
U.S. Treasury Nts., 10 yr.	Sell	9,897	6/19/09	1,228,001,203	(11,281,280)
United Kingdom Long Gilt	Buy	20	6/26/09	3,535,742	28

					$(6,185,519)

F44 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts as of March 31, 2009 are as follows:

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

ABX-HE-AAA 06-2 Index:
	Deutsche Bank AG	Sell	$4,760	0.110%	5/25/46	$237,971	$(3,294,355)
	Deutsche Bank AG	Sell	4,760	0.110	5/25/46	237,927	(3,294,355)
	Morgan Stanley Capital
	Services, Inc.	Sell	3,130	0.110	5/25/46	970,137	(2,166,246)
	UBS AG	Sell	2,770	0.110	5/25/46	865,481	(1,917,093)

		Total	15,420			2,311,516	(10,672,049)
Bolivarian Republic of Venezuela:
	Barclays Bank plc	Sell	3,250	30.500	1/20/10	—	403,556
	Goldman Sachs International	Sell	1,445	6.350	5/20/13	—	(515,620)
	Morgan Stanley Capital
	Services, Inc.	Sell	3,250	30.000	1/20/10	—	388,911

		Total	7,945			—	276,847
Capmark Financial Group, Inc.:
	Citibank NA, New York	Sell	3,435	7.125	12/20/12	—	(2,763,769)
	Citibank NA, New York	Sell	4,180	9.700	12/20/12	—	(3,363,189)

		Total	7,615			—	(6,126,958)
Cemex SAB de CV:
	Credit Suisse International	Buy	5,705	5.300	10/20/13	—	1,209,945
	UBS AG	Buy	5,705	5.300	10/20/13	—	1,209,945

		Total	11,410			—	2,419,890
Development Bank of Kazakhstan JSC	Credit Suisse International	Sell	20,660	3.750	2/20/13	—	(8,788,536)

		Total	20,660			—	(8,788,536)
Gisad Dis Ticaret AS (Loan)	Morgan Stanley Capital
	Services, Inc.	Sell	22,249	3.000	3/23/13	—	(26,258,867)

		Total	22,249			—	(26,258,867)
HSBK Europe BV:
	Credit Suisse International	Sell	4,040	4.950	3/20/13	—	(1,655,151)
	Morgan Stanley Capital Services, Inc.	Sell	8,080	4.880	3/20/13	—	(3,320,546)
	Morgan Stanley Capital Services, Inc.	Sell	8,090	4.780	3/20/13	—	(3,339,306)

		Total	20,210			—	(8,315,003)
Islamic Republic of Pakistan	Citibank NA, New York	Sell	4,860	5.100	3/20/13	—	(2,069,410)

		Total	4,860			—	(2,069,410)
F45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Istanbul Bond Co.SA	Morgan Stanley Capital Services, Inc.	Sell	$25,090	1.300%	3/24/13	$—	$(3,068,280)

		Total	25,090			—	(3,068,280)
PEMEX Project Funding Master	Goldman Sachs International	Buy	10,045	3.450	11/20/13	—	310,471

		Total	10,045			—	310,471
Republic of Peru	Deutsche Bank AG	Buy	7,440	1.710	12/20/16	—	952,499

		Total	7,440			—	952,499
Republic of the Philippines	UBS AG	Sell	9,895	1.450	6/20/17	—	(1,418,759)

		Total	9,895			—	(1,418,759)
Republic of Turkey:
	Citibank NA, New York	Buy	7,970	5.250	12/20/13	—	(542,417)
	Goldman Sachs International	Buy	15,935	5.290	12/20/13	—	(1,111,368)
	Morgan Stanley Capital Services, Inc.	Buy	8,330	2.670	9/20/13	—	375,950

		Total	32,235			—	(1,277,835)

	JPMorgan Chase Bank NA, NY Branch	Sell	3,315	2.680	9/20/13	—	(148,350)
	JPMorgan Chase Bank NA, NY Branch	Sell	3,710	2.640	8/20/13	—	(161,370)

		Total	7,025			—	(309,720)
Standard Bank London Holdings plc for NAK Naftogaz Ukrainy	Credit Suisse International	Sell	8,905	3.250	4/20/11	—	(4,538,268)

		Total	8,905			—	(4,538,268)
Troy Capital SA for Yasar Holdings SA:
	Morgan Stanley Capital Services, Inc.	Sell	3,390	8.750	6/20/10	—	(629,042)
	Morgan Stanley Capital Services, Inc.	Sell	3,390	8.500	10/20/09	—	(269,368)

		Total	6,780			—	(898,410)
Ukraine:
	Citibank NA, New York	Buy	11,000	6.650	10/20/13	—	6,044,225
	Citibank NA, New York	Buy	12,740	4.180	8/20/13	—	7,530,589
	Goldman Sachs International	Buy	27,320	4.220	8/20/13	—	16,140,219
	Merrill Lynch International	Buy	27,320	4.300	8/20/13	—	16,123,089
F46 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Ukraine: Continued
	UBS AG	Buy	$3,670	4.180%	8/20/13	$—	$2,169,330

		Total	82,050			—	48,007,452
United Mexican States	Citibank NA, New York	Sell	6,470	3.750	2/20/14	—	(44,798)

		Total	6,470			—	(44,798)
VTB Capital SA	Goldman Sachs International	Buy	8,340	7.400	5/28/13	—	638,544

		Total	8,340			—	638,544

					Grand Total Buys	—	51,051,021
					Grand Total Sells	2,311,516	(72,232,211)

				Total Credit Default Swaps		$2,311,516	$(21,181,190)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Asset-Backed Indexes	$15,420,000	$—	AAA
Non-Investment Grade Single Name Corporate Debt	29,863,700	—	D
Investment Grade Sovereign Debt	27,130,000	—	BBB+ to BBB
Non-Investment Grade Sovereign Debt	90,710,000	—	BB to CCC+

Total	$163,123,700	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of March 31, 2009 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander Central Hispano SA	18,790	BRR	BZDI	14.000%	1/3/12	$556,106
Banco Santander SA, Inc.	81,640	BRR	BZDI	14.900	1/2/12	1,404,535
Banco Santander SA, Inc.	19,010	BRR	BZDI	13.550	1/2/17	287,295
Goldman Sachs Group, Inc. (The)	46,100	BRR	BZDI	12.800	1/2/17	284,480
Goldman Sachs International	6,810	BRR	BZDI	14.100	1/2/17	121,489
F47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI: Continued
Goldman Sachs International	43,920	BRR	BZDI	13.900%	1/2/17	$654,535
J Aron & Co.	34,060	BRR	BZDI	12.920	1/2/14	293,036
J Aron & Co.	16,960	BRR	BZDI	12.870	1/2/14	131,681
J Aron & Co.	73,600	BRR	BZDI	12.390	1/2/12	332,568
J Aron & Co.	19,925	BRR	BZDI	14.160	1/2/17	362,167
J Aron & Co.	130	BRR	BZDI	12.260	1/2/15	(690)
J Aron & Co.	60	BRR	BZDI	12.290	1/2/15	(311)
J Aron & Co.	18,790	BRR	BZDI	14.050	1/2/12	561,720
J Aron & Co.	19,160	BRR	BZDI	13.670	1/2/17	289,578
J Aron & Co.	26,190	BRR	BZDI	13.100	1/2/17	200,511
J Aron & Co.	29,700	BRR	BZDI	14.300	1/2/17	1,427,725
JPMorgan Chase Bank NA	44,120	BRR	BZDI	13.900	1/2/17	657,820
JPMorgan Chase Bank NA	73,600	BRR	BZDI	12.380	1/2/12	335,931
JPMorgan Chase Bank NA	37,410	BRR	BZDI	13.910	1/2/12	1,111,487
JPMorgan Chase Bank NA	39,800	BRR	BZDI	13.900	1/2/17	765,306
Morgan Stanley	32,320	BRR	BZDI	14.950	1/2/17	969,565
Morgan Stanley	32,320	BRR	BZDI	15.000	1/2/17	977,200
Morgan Stanley	28,990	BRR	BZDI	12.810	1/2/17	61,460
Morgan Stanley	19,370	BRR	BZDI	14.880	1/2/17	931,263
Morgan Stanley	80,500	BRR	BZDI	13.900	1/2/17	1,547,918
Morgan Stanley	19,370	BRR	BZDI	14.860	1/2/17	931,263
Morgan Stanley	39,900	BRR	BZDI	12.050	1/2/12	246,357
Morgan Stanley Capital Services, Inc.	15,700	BRR	BZDI	13.930	1/2/17	237,184
UBS AG	20,800	BRR	BZDI	14.340	1/2/17	1,000,014

Reference Entity Total	939,045	BRR				16,679,193

CAD BA CDOR:
Westpac Banking Corp.	24,820	CAD	Three-Month CAD BA CDOR	2.725	3/4/19	253,220
Westpac Banking Corp.	23,745	CAD	Three-Month CAD BA CDOR	2.750	3/4/19	291,690

Reference Entity Total	48,565	CAD				544,910

CZK PRIBOR PRBO:
Goldman Sachs Group, Inc. (The)	826,000	CZK	Six-Month CZK PRIBOR PRBO	2.76% times UDI	12/5/10	(246,966)
Goldman Sachs Group, Inc. (The)	357,800	CZK	Six-Month CZK PRIBOR PRBO	3.760	10/6/18	210,165
JPMorgan Chase Bank NA	826,000	CZK	Six-Month CZK PRIBOR PRBO	2.750	12/5/10	(254,823)
JPMorgan Chase Bank NA	812,000	CZK	Six-Month CZK PRIBOR PRBO	3.300	10/17/10	182,692
JPMorgan Chase Bank NA	756,100	CZK	Six-Month CZK PRIBOR PRBO	3.470	9/18/10	766,838
F48  |  OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

CZK PRIBOR PRBO: Continued
Morgan Stanley	354,900	CZK	Six-Month CZK PRIBOR PRBO	3.830%	10/3/18	$315,277

Reference Entity Total	354,900	CZK				973,183

DKK CIBOR DKNA13
Barclays Bank plc	221,460	DKK	0.037	Six-Month DKK CIBOR DKNA13	3/2/19	27,177

HUF BUBOR Reuters:
Barclays Bank plc	3,677,000	HUF	Six-Month HUF BUBOR Reuters	7.820	9/19/13	(349,360)
Barclays Bank plc	2,181,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/8/18	(1,343,357)
Citibank NA	2,147,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/8/18	(1,204,585)
Citibank NA	2,150,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/3/18	(1,337,506)
JPMorgan Chase Bank NA	1,947,000	HUF	Six-Month HUF BUBOR Reuters	7.880	8/12/13	(203,840)
JPMorgan Chase Bank NA	2,181,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/6/18	(1,223,661)
JPMorgan Chase Bank NA	1,711,000	HUF	Six-Month HUF BUBOR Reuters	7.890	9/12/13	(178,471)
JPMorgan Chase Bank NA	4,600,000	HUF	Six-Month HUF BUBOR Reuters	8.600	12/17/10	(621,898)
JPMorgan Chase Bank NA	2,903,000	HUF	Six-Month HUF BUBOR Reuters	8.480	6/6/13	(125,584)
JPMorgan Chase Bank NA	7,985,000	HUF	Six-Month HUF BUBOR Reuters	8.835	2/5/11	(708,169)

Reference Entity Total	31,482,000	HUF				(7,296,431)

ILS TELBOR01 Reuters:
Credit Suisse International	14,920	ILS	Three-Month ILS TELBOR01 Reuters	4.650	12/22/18	126,450
Credit Suisse International	16,080	ILS	ILS TELBOR01 Reuters	4.940	12/15/18	236,473
UBS AG	41,060	ILS	ILS TELBOR01 Reuters	4.780	1/7/19	409,403
UBS AG	39,350	ILS	Three-Month ILS TELBOR01 Reuters	5.880	8/28/10	1,384,230
F49  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

ILS TELBOR01 Reuters: Continued
UBS AG	40,150	ILS	Three-Month ILS TELBOR01 Reuters	5.850%	9/4/18	$1,444,753
UBS AG	41,030	ILS	Three-Month ILS TELBOR01 Reuters	5.036	12/12/18	687,383

Reference Entity Total	192,590	ILS				4,288,692

JPY BBA LIBOR:
Citibank NA	1,218,500	JPY	0.012	Six-Month JPY BBA LIBOR	3/10/19	57,512
JPMorgan Chase Bank NA	1,218,500	JPY	0.013	Six-Month JPY BBA LIBOR	3/6/19	19,154
JPMorgan Chase Bank NA	1,218,500	JPY	0.012	Six-Month JPY BBA LIBOR	3/5/19	85,726

Reference Entity Total	3,655,500	JPY				162,392

MXN TIIE BANXICO:
Banco Santander SA, Inc.	81,010	MXN	MXN TIIE BANXICO	8.570	5/3/18	316,148
Banco Santander SA, Inc.	228,300	MXN	MXN TIIE BANXICO	8.540	9/27/13	865,558
Banco Santander SA, Inc.	229,200	MXN	MXN TIIE BANXICO	8.060	2/6/14	418,401
Banco Santander SA, Inc.	71,200	MXN	MXN TIIE BANXICO	8.645	5/17/18	295,939
Barclays Bank plc	82,350	MXN	MXN TIIE BANXICO	9.270	7/17/26	537,109
Citibank NA	427,800	MXN	MXN TIIE BANXICO	8.920	11/24/12	1,174,947
Credit Suisse International	90,300	MXN	MXN TIIE BANXICO	8.560	9/27/13	271,945
Credit Suisse International	84,250	MXN	MXN TIIE BANXICO	8.300	12/17/26	(42,225)
Credit Suisse International	97,760	MXN	MXN TIIE BANXICO	8.050	1/22/19	104,834
Goldman Sachs Capital Markets LP	154,850	MXN	MXN TIIE BANXICO	8.140	1/10/18	222,934
Goldman Sachs Group, Inc. (The)	138,000	MXN	MXN TIIE BANXICO	8.540	9/27/13	523,202
Goldman Sachs Group, Inc. (The)	222,000	MXN	MXN TIIE BANXICO	8.458	5/18/29	62,815
Goldman Sachs Group, Inc. (The)	135,370	MXN	MXN TIIE BANXICO	8.729	8/27/26	489,387
Goldman Sachs Group, Inc. (The)	431,000	MXN	MXN TIIE BANXICO	9.350	11/18/11	1,501,365
Goldman Sachs Group, Inc. (The)	1,401,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	1,206,947
Goldman Sachs Group, Inc. (The)	521,900	MXN	MXN TIIE BANXICO	9.270	11/21/11	1,747,269
Goldman Sachs Group, Inc. (The)	516,800	MXN	MXN TIIE BANXICO	9.080	11/22/11	1,571,634
F50  |  OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MXN TIIE BANXICO: Continued
JPMorgan Chase Bank NA	68,760	MXN	MXN TIIE BANXICO	9.320%	6/1/18	$498,451
JPMorgan Chase Bank NA	1,393,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	1,200,055
JPMorgan Chase Bank NA	417,900	MXN	MXN TIIE BANXICO	8.920	11/24/11	1,147,757
Merrill Lynch Capital Services, Inc.	92,040	MXN	MXN TIIE BANXICO	8.570	5/11/18	362,819
Morgan Stanley	163,800	MXN	One-Month MXN TIIE BANXICO	9.070	11/26/18	921,119

Reference Entity Total	7,048,590	MXN				15,398,410

PLZ WIBOR WIBO:
Goldman Sachs Group, Inc. (The)	54,520	PLZ	Six-Month PLZ WIBOR WIBO	5.330	10/6/18	(341,461)
Goldman Sachs Group, Inc. (The)	54,600	PLZ	Six-Month PLZ WIBOR WIBO	5.320	10/3/18	(348,127)
Goldman Sachs International	61,770	PLZ	Six-Month PLZ WIBOR WIBO	6.140	8/26/10	789,693
JPMorgan Chase Bank NA	40,860	PLZ	Six-Month PLZ WIBOR WIBO	6.040	8/8/13	618,791

Reference Entity Total	211,750	PLZ				718,896

SEK STIBOR SIDE:
Deutsche Bank AG	153,800	SEK	Three-Month SEK STIBOR SIDE	5.110	7/16/18	3,400,332
Goldman Sachs Group, Inc. (The)	214,933	SEK	SEK STIBOR SIDE	3.380	2/10/19	225,644

Reference Entity Total	368,733	SEK				3,625,976

USD BBA LIBOR
Westpac Banking Corp.	37,500		Three-Month USD BBA LIBOR	3.318	3/6/19	1,421,400

					Total Interest Rate Swaps	$36,543,798

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
SEK	Swedish Krona
F51  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Abbreviations/Definitions are as follows:

BA CDOR	Canadian Bankers Acceptances Deposit Offering Rate

BANIXCO	Banco de Mexico

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BUBOR	Budapest Interbank Offered Rate

BZDI	Brazil Interbank Deposit Rate

CIBOR	Copenhagen Interbank Offered Rate

DKNA13	Reuters 12-Month CIBOR

PRIBOR PRBO	Prague Interbank Offering Rate

STIBOR-SIDE	Stockholm Interbank Offered Rate

TELBOR01	Tel Aviv Interbank Offered Rate 1 Month

TIIE	Interbank Equilibrium Interest Rate

UDI	Unidad de Inversion (Unit of Investment)

WIBOR-WIBO	Poland Warsaw Interbank Offer Bid Rate
Total Return Swap Contract as of March 31, 2009 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

BOVESPA Index
UBS AG	20,271	BRR	If positive, the Total Return of the BOVESPA Index	If negative, the absolute value of the Total Return of the BOVESPA Index	4/17/09	$216,219
Custom basket of securities:
Citibank NA, New York	15,572	GBP	One-Month GBP BBA LIBOR plus 35 basis points and if negative, the absolute Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	5/8/09	1,612,011
Citibank NA, New York	2,239,858	JPY	One-Month JPY BBA LIBOR plus 40 basis points and if negative, the absolute Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/09	3,020,143
Deutsche Bank AG, London	83,716		One-Month USD BBA LIBOR plus 35 basis points and if negative, the absolute value of the Total Return of a custom equity basket	If positive, the Total Return of a custom equity basket	3/5/10	10,741,865
Deutsche Bank AG, London	83,716		One-Month USD BBA LIBOR plus 22.93 basis points and if negative, the absolute value of the Total Return of a custom equity basket	If positive, the Total Return of a custom equity basket	10/5/09	1,801,100
F52 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contract: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

Custom basket of securities: Continued
Morgan Stanley International	11,782	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/09	$1,728,011
Morgan Stanley	11,909	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/5/10	2,215,869

Reference Entity Total						16,486,845
Each of JSC “Rushydro” (Open Joint Stock Company, Federal Hydrogeneration Company) and OJSC Saratovskaya HPP and any Successor(s) to these Reference Entities
Morgan Stanley Capital Services, Inc	936,780	RUR	Three-Month USD BBA LIBOR	7.75% from debt obligations of JSC Rushydro and OJSC Saratovskaya HPP	12/26/13	(12,343,681)
KOSPI200
Citibank NA	11,135,805	KRW	If positive, the Total Return of the KOSPI200 Index	If negative, the absolute value of the Total Return of the KOSPI200 Index	6/15/09	(586,758)
MSCI DAILY TR NET BELGIUM:
Citibank NA	2,429		One-Month USD BBA LIBOR and if negative, the absolute value of the total return of the MSCI Daily Net Belgium USD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	10/7/09	321,145
Citibank NA	10,669		One-Month USD BBA LIBOR and if negative, the absolute value of the total return of the MSCI Daily Net Belgium USD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	10/7/09	937,479

Reference Entity Total						1,258,624
F53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contract: Continued

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

MXN TIIE BANXICO:
Deutsche Bank AG	13,250	Six-Month USD BBA LIBOR	5.46% times UDI	5/13/15	$707,933
Deutsche Bank AG	7,260	Six-Month USD LIBOR	5.25% times UDI	6/23/15	189,712
Goldman Sachs Group, Inc. (The)	7,490	Six-Month USD BBA LIBOR	5.10% times UDI	1/14/15	454,393
Goldman Sachs Group, Inc. (The)	7,490	Six-Month BBA LIBOR	5.08% times UDI	1/20/15	477,147

Reference Entity Total					1,829,185

Total of Total Return Swaps					$11,492,588

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

KRW	South Korean Won

RUR	Russian Ruble
Abbreviations/Definitions are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BOVESPA	Bovespa Index that trades on the Sao Paulo Stock Exchange

KOSPI200	Korean Stock Exchange Capitalization-weighted Index made up of 200 Korean stocks

MSCI	Morgan Stanley Capital International

UDI	Unidad de Inversion (Unit of Investment)
Currency Swaps as of March 31, 2009 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

USD BBA LIBOR:
Credit Suisse International	11,360	TRY	Three-Month USD BBA LIBOR	16.75%	2/26/12	$(448,297)
Credit Suisse International	4,575	TRY	Three-Month USD BBA LIBOR	17.25	2/7/12	(119,249)
Credit Suisse International	6,900	TRY	Three-Month USD BBA LIBOR	17.30	2/9/12	(183,094)
Merrill Lynch International	7,160	TRY	Three-Month BBA LIBOR	17.10	2/6/12	(350,946)

Reference Entity Total						(1,101,586)

Total Currency Swaps						$(1,101,586)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
TRY                 New Turkish Lira
Abbreviations/Definitions are as follows:
BBA LIBOR      British Bankers’ Association London-Interbank Offered Rate
F54 | OPPENHEIMER STRATEGIC INCOME FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander Central Hispano SA	Interest Rate	18,790	BRR	$556,106
Banco Santander SA, Inc.:
	Interest Rate	100,650	BRR	1,691,830
	Interest Rate	609,710	MXN	1,896,046

				3,587,876
Barclays Bank plc:
	Credit Default Sell Protection	3,250		403,556
	Interest Rate	221,460	DKK	27,177
	Interest Rate	5,858,000	HUF	(1,692,717)
	Interest Rate	82,350	MXN	537,109

				(724,875)
Citibank NA:
	Interest Rate	4,297,000	HUF	(2,542,091)
	Interest Rate	1,218,500	JPY	57,512
	Interest Rate	427,800	MXN	1,174,947
	Total Return	11,135,805	KRW	(586,758)
	Total Return	13,098		1,258,624

				(637,766)
Citibank NA, New York:
	Credit Default Buy Protection	31,710		13,032,397
	Credit Default Sell Protection	18,945		(8,241,166)
	Total Return	15,572	GBP	1,612,011
	Total Return	2,239,858	JPY	3,020,143

				9,423,385
Credit Suisse International:
	Credit Default Buy Protection	5,705		1,209,945
	Credit Default Sell Protection	33,605		(14,981,955)
	Currency	22,835	TRY	(750,640)
	Interest Rate	31,000	ILS	362,923
	Interest Rate	272,310	MXN	334,554

				(13,825,173)
Deutsche Bank AG:
	Credit Default Buy Protection	7,440		952,499
	Credit Default Sell Protection	9,520		(6,588,710)
	Interest Rate	153,800	SEK	3,400,332
	Total Return	20,510		897,645

				(1,338,234)
Deutsche Bank AG, London	Total Return	167,432		12,542,965
Goldman Sachs Capital Markets LP	Interest Rate	154,850	MXN	222,934
F55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Goldman Sachs Group, Inc. (The):
	Interest Rate	46,100	BRR	$284,480
	Interest Rate	1,183,800	CZK	(36,801)
	Interest Rate	3,366,070	MXN	7,102,619
	Interest Rate	109,120	PLZ	(689,588)
	Interest Rate	214,933	SEK	225,644
	Total Return	14,980		931,540

				7,817,894
Goldman Sachs International:
	Credit Default Buy Protection	61,640		15,977,866
	Credit Default Sell Protection	1,445		(515,620)
	Interest Rate	50,730	BRR	776,024
	Interest Rate	61,770	PLZ	789,693

				17,027,963
J Aron & Co.	Interest Rate	238,575	BRR	3,597,985
JPMorgan Chase Bank NA:
	Interest Rate	194,930	BRR	2,870,544
	Interest Rate	2,394,100	CZK	694,707
	Interest Rate	21,327,000	HUF	(3,061,623)
	Interest Rate	2,437,000	JPY	104,880
	Interest Rate	1,879,660	MXN	2,846,263
	Interest Rate	40,860	PLZ	618,791

				4,073,562
JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	7,025		(309,720)
Merrill Lynch Capital Services, Inc.	Interest Rate	92,040	MXN	362,819
Merrill Lynch International:
	Credit Default Buy Protection	27,320		16,123,089
	Currency	7,160	TRY	(350,946)

				15,772,143
Morgan Stanley:
	Interest Rate	252,770	BRR	5,665,026
	Interest Rate	354,900	CZK	315,277
	Interest Rate	163,800	MXN	921,119
	Total Return	11,909	EUR	2,215,869

				9,117,291
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	8,330		375,950
	Credit Default Sell Protection	54,420		(12,403,877)
	Credit Default Sell Protection	22,249	EUR	(26,258,867)
	Interest Rate	15,700	BRR	237,184
	Total Return	936,780	RUR	(12,343,681)

				(50,393,291)
Morgan Stanley International	Total Return	11,782	EUR	1,728,011
F56 | OPPENHEIMER STRATEGIC INCOME FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

UBS AG:
	Credit Default Buy Protection	$9,375		$3,379,275
	Credit Default Sell Protection	12,665		(3,335,852)
	Interest Rate	20,800	BRR	1,000,014
	Interest Rate	161,590	ILS	3,925,769
	Total Return	20,271	BRR	216,219

				5,185,425
Westpac Banking Corp.:
	Interest Rate	48,565	CAD	544,910
	Interest Rate	37,500		1,421,400

				1,966,310

		Total Swaps		$25,753,610

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Real
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $8,106,834,251)	$6,584,670,923
Affiliated companies (cost $1,205,403,905)	1,072,153,229

7,656,824,152
Cash	5,954,723
Cash—foreign currencies (cost $3,888,719)	3,807,127
Unrealized appreciation on foreign currency exchange contracts	55,086,935
Swaps, at value	122,995,132
Receivables and other assets:
Investments sold (including $16,802,117 sold on a when-issued or delayed delivery basis)	117,131,950
Interest, dividends and principal paydowns	101,943,255
Closed foreign currency contracts	22,396,904
Shares of beneficial interest sold	7,516,499
Other	167,194

Total assets	8,093,823,871

Liabilities
Return of collateral for securities loaned	113,167,080
Unrealized depreciation on foreign currency exchange contracts	26,838,694
Swaps, at value (upfront payments received $2,311,516)	97,241,522
Unrealized depreciation on unfunded loan commitments	1,287,522
Payables and other liabilities:
Investments purchased (including $442,582,218 purchased on a when-issued or delayed delivery basis)	494,327,571
Terminated investment contracts	35,847,316
Closed foreign currency contracts	25,719,696
Shares of beneficial interest redeemed	15,281,439
Dividends	10,297,025
Distribution and service plan fees	4,582,928
Futures margins	2,152,388
Transfer and shareholder servicing agent fees	1,171,838
Shareholder communications	401,855
Trustees’ compensation	65,504
Other	394,015

Total liabilities	828,776,393

Net Assets	$7,265,047,478

F58 | OPPENHEIMER STRATEGIC INCOME FUND

Composition of Net Assets
Par value of shares of beneficial interest	$2,228,736
Additional paid-in capital	10,555,643,638
Accumulated net investment income	138,811,843
Accumulated net realized loss on investments and foreign currency transactions	(1,824,507,543)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,607,129,196)

Net Assets	$7,265,047,478

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,440,452,904 and 1,668,720,009 shares of beneficial interest outstanding)	$3.26
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$3.42
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $333,367,936 and 101,914,352 shares of beneficial interest outstanding)	$3.27
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,101,368,046 and 338,495,592 shares of beneficial interest outstanding)	$3.25
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $151,349,702 and 46,391,574 shares of beneficial interest outstanding)	$3.26
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $238,508,890 and 73,214,283 shares of beneficial interest outstanding)	$3.26
See accompanying Notes to Financial Statements.

F59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Allocation of Income and Expenses from master funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund:
Dividends	$4,792
Interest	1,664,105
Expenses[2]	(88,974)

Net investment income from Oppenheimer Master Event-Linked Bond Fund, LLC	1,579,923
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Dividends	76,278
Interest	14,032,445
Expenses[3]	(486,547)

Net investment income from Oppenheimer Master Loan Fund, LLC	13,622,176

Investment Income
Interest	273,127,927
Dividends:
Unaffiliated companies	235,812
Affiliated companies	5,260,966
Fee income	3,474,272
Income from investment of securities lending cash collateral, net—affiliated companies	3,515,772

Total investment income	285,614,749

Expenses
Management fees	21,041,915
Distribution and service plan fees:
Class A	7,567,870
Class B	1,867,855
Class C	6,012,942
Class N	393,732
Transfer and shareholder servicing agent fees:
Class A	4,914,866
Class B	543,288
Class C	1,000,050
Class N	323,173
Class Y	279,149
Shareholder communications:
Class A	191,328
Class B	34,905
Class C	38,697
Class N	4,735
Class Y	30,421
Custodian fees and expenses	339,712
Trustees’ compensation	73,447
Other	270,313

Total expenses	44,928,398
Less reduction to custodian expenses	(13,642)
Less waivers and reimbursements of expenses	(782,423)

Net expenses	44,132,333

Net Investment Income	256,684,515

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $368.

3.	Net of expense waivers and/or reimbursements of $4,850.

F60 | OPPENHEIMER STRATEGIC INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)	$(281,808,636)
Closing and expiration of option contracts written	15,345,604
Closing and expiration of futures contracts	114,382,710
Foreign currency transactions	(170,575,649)
Swap contracts	(824,927,734)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	642,677
Allocated from Oppenheimer Master Loan Fund, LLC	(12,902,591)

Net realized loss	(1,159,843,619)
Net change in unrealized appreciation (depreciation) on:
Investments	(614,803,009)
Translation of assets and liabilities denominated in foreign currencies	(147,021,018)
Futures contracts	9,692,037
Option contracts written	979,731
Swap contracts	214,192,987
Unfunded loan commitments	(1,741,696)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(3,011,436)
Allocated from Oppenheimer Master Loan Fund, LLC	(59,780,144)

Net change in unrealized depreciation	(601,492,548)

Net Decrease in Net Assets Resulting from Operations	$(1,504,651,652)

See accompanying Notes to Financial Statements.

F61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$256,684,515	$522,460,246
Net realized gain (loss)	(1,159,843,619)	151,736,106
Net change in unrealized depreciation	(601,492,548)	(1,175,192,184)

Net decrease in net assets resulting from operations	(1,504,651,652)	(500,995,832)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(198,073,843)	(494,418,504)
Class B	(10,337,502)	(31,451,076)
Class C	(34,075,361)	(78,943,422)
Class N	(4,728,826)	(10,729,833)
Class Y	(8,795,554)	(13,912,150)

	(256,011,086)	(629,454,985)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(947,703,436)	2,145,982,862
Class B	(68,944,600)	(32,104,276)
Class C	(135,231,929)	572,201,995
Class N	(2,181,436)	61,007,867
Class Y	(17,014,844)	(456,356)

	(1,171,076,245)	2,746,632,092

Net Assets
Total increase (decrease)	(2,931,738,983)	1,616,181,275
Beginning of period	10,196,786,461	8,580,605,186

End of period (including accumulated net investment income of $138,811,843 and $138,138,414, respectively)	$7,265,047,478	$10,196,786,461

See accompanying Notes to Financial Statements.

F62 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.41	$4.18	$4.34	$4.23	$4.08

Income (loss) from investment operations:
Net investment income	.11 [1]	.24 [1]	.23 [1]	.21 [1]	.21 [1]	.20
Net realized and unrealized gain (loss)	(.70)	(.40)	.23	(.05)	.19	.15

Total from investment operations	(.59)	(.16)	.46	.16	.40	.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.29)	(.23)	(.32)	(.29)	(.20)

Net asset value, end of period	$3.26	$3.96	$4.41	$4.18	$4.34	$4.23

Total Return, at Net Asset Value[2]	(14.96)%	(4.01)%	11.14%	3.77%	9.77%	8.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,440,453	$7,719,384	$6,430,790	$5,077,400	$4,766,576	$4,117,666

Average net assets (in thousands)	$6,186,100	$7,560,427	$5,655,265	$4,888,392	$4,392,321	$4,025,554

Ratios to average net assets:[3,4]
Net investment income	6.44%	5.44%	5.25%	5.03%	4.82%	4.69%
Total expenses	0.96%[5]	0.91%[5]	0.90%[5]	0.93%	0.94%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%	0.89%	0.89%	0.92%	0.94%	0.95%

Portfolio turnover rate[6]	44%	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Six Months Ended March 31, 2009	0.97%
Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$2,481,310,975	$2,219,432,871
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.

F63 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.98	$4.42	$4.20	$4.35	$4.24	$4.10

Income (loss) from investment operations:
Net investment income	.09 [1]	.20 [1]	.19 [1]	.18 [1]	.17 [1]	.16
Net realized and unrealized gain (loss)	(.71)	(.39)	.22	(.05)	.20	.15

Total from investment operations	(.62)	(.19)	.41	.13	.37	.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.25)	(.19)	(.28)	(.26)	(.17)

Net asset value, end of period	$3.27	$3.98	$4.42	$4.20	$4.35	$4.24

Total Return, at Net Asset Value[2]	(15.50)%	(4.54)%	9.99%	3.23%	8.94%	7.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$333,368	$483,485	$569,523	$718,742	$918,651	$1,163,555

Average net assets (in thousands)	$374,300	$540,865	$635,237	$802,936	$1,021,022	$1,424,332

Ratios to average net assets:[3,4]
Net investment income	5.56%	4.61%	4.43%	4.25%	4.05%	4.16%
Total expenses	1.86%[5]	1.73%[5]	1.71%[5]	1.71%	1.70%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.84%	1.71%	1.70%	1.71%	1.69%	1.69%

Portfolio turnover rate[6]	44%	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Six Months Ended March 31, 2009	1.87%
Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$2,481,310,975	$2,219,432,871
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.

F64 | OPPENHEIMER STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.40	$4.18	$4.33	$4.22	$4.07

Income (loss) from investment operations:
Net investment income	.10 [1]	.20 [1]	.19 [1]	.18 [1]	.17 [1]	.17
Net realized and unrealized gain (loss)	(.72)	(.38)	.22	(.05)	.20	.15

Total from investment operations	(.62)	(.18)	.41	.13	.37	.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.26)	(.19)	(.28)	(.26)	(.17)

Net asset value, end of period	$3.25	$3.96	$4.40	$4.18	$4.33	$4.22

Total Return, at Net Asset Value[2]	(15.54)%	(4.52)%	10.06%	3.22%	8.96%	7.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,101,368	$1,493,804	$1,086,918	$857,843	$788,217	$710,085

Average net assets (in thousands)	$1,205,376	$1,381,340	$959,439	$814,425	$748,199	$716,206

Ratios to average net assets:[3,4]
Net investment income	5.69%	4.68%	4.49%	4.27%	4.07%	4.06%
Total expenses	1.72%[5]	1.66%[5]	1.66%[5]	1.68%	1.69%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.70%	1.64%	1.65%	1.68%	1.69%	1.69%

Portfolio turnover rate[6]	44%	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Six Months Ended March 31, 2009	1.73%
Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$2,481,310,975	$2,219,432,871
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.

F65 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.97	$4.41	$4.19	$4.34	$4.23	$4.08

Income (loss) from investment operations:
Net investment income	.10 [1]	.22 [1]	.21 [1]	.19 [1]	.19 [1]	.17
Net realized and unrealized gain (loss)	(.71)	(.39)	.22	(.04)	.19	.16

Total from investment operations	(.61)	(.17)	.43	.15	.38	.33

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.27)	(.21)	(.30)	(.27)	(.18)

Net asset value, end of period	$3.26	$3.97	$4.41	$4.19	$4.34	$4.23

Total Return, at Net Asset Value[2]	(15.35)%	(4.17)%	10.42%	3.60%	9.27%	8.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,349	$186,353	$145,685	$108,324	$83,287	$52,969

Average net assets (in thousands)	$157,943	$175,884	$126,935	$94,281	$69,480	$40,043

Ratios to average net assets:[3,4]
Net investment income	6.02%	5.03%	4.84%	4.62%	4.37%	4.19%
Total expenses	1.46%[5]	1.32%[5]	1.32%[5]	1.33%	1.40%	1.38%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%	1.30%	1.31%	1.33%	1.40%	1.38%

Portfolio turnover rate[6]	44%	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Six Months Ended March 31, 2009	1.47%
Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$2,481,310,975	$2,219,432,871
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.

F66 | OPPENHEIMER STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.39	$4.17	$4.32	$4.22	$4.07

Income (loss) from investment operations:
Net investment income	.11 [1]	.25 [1]	.24 [1]	.22 [1]	.21 [1]	.21
Net realized and unrealized gain (loss)	(.70)	(.38)	.22	(.04)	.19	.14

Total from investment operations	(.59)	(.13)	.46	.18	.40	.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.30)	(.24)	(.33)	(.30)	(.20)

Net asset value, end of period	$3.26	$3.96	$4.39	$4.17	$4.32	$4.22

Total Return, at Net Asset Value[2]	(14.93)%	(3.33)%	11.28%	4.35%	9.73%	8.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238,509	$313,760	$347,689	$179,309	$62,824	$150,699

Average net assets (in thousands)	$272,191	$220,416	$260,589	$118,239	$68,656	$213,632

Ratios to average net assets:[3,4]
Net investment income	6.50%	5.68%	5.61%	5.38%	4.84%	4.80%
Total expenses	0.76%[5]	0.66%[5]	0.56%[5]	0.58%	1.16%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%	0.64%	0.55%	0.58%	0.80%	0.90%

Portfolio turnover rate[6]	44%	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Six Months Ended March 31, 2009	0.77%
Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$2,481,310,975	$2,219,432,871
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.

F67 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F68 | OPPENHEIMER STRATEGIC INCOME FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F69 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
F70 | OPPENHEIMER STRATEGIC INCOME FUND

As of March 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$442,582,218
Sold securities	16,802,117
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $16,405,571, representing 0.23% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
F71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer master funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based
F72 | OPPENHEIMER STRATEGIC INCOME FUND

on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended September 30, 2008, the Fund utilized $27,107,866 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $9,247,907, post-October passive foreign investment company losses of $832,870, straddle losses of $1,502,445 and unused capital loss carryforwards as follows:

Expiring
2009	$56,817,462
2010	195,082,729
2011	298,761,186
2012	122,914,725

Total	$673,576,102

As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,845,002,943 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,322,051,438
Federal tax cost of other investments	(498,863,983)

Total federal tax cost	$8,823,187,455

Gross unrealized appreciation	$303,777,301
Gross unrealized depreciation	(1,948,494,095)

Net unrealized depreciation	$(1,644,716,794)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion
F74 | OPPENHEIMER STRATEGIC INCOME FUND

of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s
F75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount
Class A
Sold	188,181,839	$651,150,614	811,998,259	$3,547,497,776
Dividends and/or distributions reinvested	46,421,499	156,305,092	90,115,039	391,099,372
Redeemed	(513,015,374)	(1,755,159,142)	(414,282,055)	(1,792,614,286)

Net increase (decrease)	(278,412,036)	$(947,703,436)	487,831,243	$2,145,982,862

Class B
Sold	11,640,402	$40,058,498	44,735,111	$196,102,890
Dividends and/or distributions reinvested	2,409,665	8,137,540	5,601,817	24,423,440
Redeemed	(33,690,894)	(117,140,638)	(57,591,324)	(252,630,606)

Net decrease	(19,640,827)	$(68,944,600)	(7,254,396)	$(32,104,276)

Class C
Sold	41,962,294	$143,731,125	182,971,353	$798,051,215
Dividends and/or distributions reinvested	7,451,053	25,041,373	13,833,361	59,900,893
Redeemed	(88,477,808)	(304,004,427)	(66,390,652)	(285,750,113)

Net increase (decrease)	(39,064,461)	$(135,231,929)	130,414,062	$572,201,995

Class N
Sold	11,037,772	$37,913,572	23,832,269	$104,021,888
Dividends and/or distributions reinvested	1,123,295	3,782,467	2,007,889	8,716,192
Redeemed	(12,744,418)	(43,877,475)	(11,902,534)	(51,730,213)

Net increase (decrease)	(583,351)	$(2,181,436)	13,937,624	$61,007,867

F76 | OPPENHEIMER STRATEGIC INCOME FUND

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount
Class Y
Sold	37,391,387	$131,936,343	85,589,372	$372,176,959
Dividends and/or distributions reinvested	2,235,868	7,519,761	2,700,353	11,630,892
Redeemed	(45,604,885)	(156,470,948)	(88,220,405)	(384,264,207)

Net increase (decrease)	(5,977,630)	$(17,014,844)	69,320	$(456,356)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales
Investment securities	$1,699,091,310	$2,827,714,233
U.S. government and government agency obligations	672,681,038	329,773,839
To Be Announced (TBA) mortgage-related securities	2,481,310,975	2,219,432,871
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $6,962,180 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
F77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $112,322,457, $39,340,216 and $2,970,183, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor
March 31, 2009	$584,707	$104,983	$658,718	$317,775	$14,123
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $52,784 for Class N shares. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and master
F78 | OPPENHEIMER STRATEGIC INCOME FUND

funds. During the six months ended March 31, 2009, the Manager waived $729,639 for management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
F79  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Futures Contracts Continued
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended March 31, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2008	$3,818,670,000	$1,032,083	$3,818,670,000	$1,032,083
Options written	31,282,755,000	14,278,758	31,282,755,000	14,360,938
Options closed or expired	(12,525,080,000)	(8,678,374)	(22,576,345,000)	(6,667,230)
Options exercised	(22,576,345,000)	(6,632,467)	(12,525,080,000)	(8,725,791)

Options outstanding as of March 31, 2009	$—	$—	$—	$—

F80  |  OPPENHEIMER STRATEGIC INCOME FUND

8. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection
F81  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Swap Contracts Continued
agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     As of March 31, 2009, the Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The
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total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.
9. Illiquid or Restricted Securities
As of March 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
10. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
10. Securities Lending Continued
of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $111,118,666. Collateral of $113,167,080 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
11. Unfunded Purchase Commitments
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $54,861,071 at March 31, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.
As of March 31, 2009, the Fund had unfunded purchase commitments as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic Reforma l Credit Linked Nts.	10/23/13	$24,371,071

		Commitment
	Interest	Termination	Unfunded	Unrealized
	Rate	Date	Amount	Depreciation

Deutsche Bank AG; An unfunded commitment that the Fund receives 0.125% quarterly; and will pay out, upon request, up to 30,490,000 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the fund to maintain a consistent exposure level.	0.50%	9/20/10	$30,490,000	$1,287,522
12. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective
F84  |  OPPENHEIMER STRATEGIC INCOME FUND

for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
13. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Strategic Income Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	05/14/2009